UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Equity funds Delaware Equity Income Fund Delaware Growth and Income Fund Delaware Growth Equity Fund Delaware Opportunity Fund Delaware Global Equity Fund	Alternative/specialty funds Delaware Covered Call Strategy Fund Delaware Hedged U.S. Equity Opportunities Fund Delaware Premium Income Fund Multi-asset fund Delaware Total Return Fund

March 31, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from October 1, 2021 to March 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2021 to March 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Equity Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,087.20	1.09%	$5.67
Institutional Class	1,000.00	1,089.20	0.82%	4.27
Class R6	1,000.00	1,089.40	0.76%	3.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.09%	$5.49
Institutional Class	1,000.00	1,020.84	0.82%	4.13
Class R6	1,000.00	1,021.14	0.76%	3.83

Disclosure of Fund expenses

Delaware Growth and Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,087.90	1.05%	$5.47
Institutional Class	1,000.00	1,089.20	0.80%	4.17
Class R6	1,000.00	1,090.30	0.73%	3.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29
Institutional Class	1,000.00	1,020.94	0.80%	4.03
Class R6	1,000.00	1,021.29	0.73%	3.68

Delaware Growth Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$988.30	1.08%	$5.35
Institutional Class	1,000.00	990.10	0.83%	4.12
Class R6	1,000.00	990.30	0.76%	3.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.08%	$5.44
Institutional Class	1,000.00	1,020.79	0.83%	4.18
Class R6	1,000.00	1,021.14	0.76%	3.83

Delaware Opportunity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,079.10	1.18%	$6.12
Institutional Class	1,000.00	1,080.90	0.90%	4.67
Class R6	1,000.00	1,081.80	0.78%	4.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.18%	$5.94
Institutional Class	1,000.00	1,020.44	0.90%	4.53
Class R6	1,000.00	1,021.04	0.78%	3.93

Delaware Global Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$956.00	1.34%	$6.53
Institutional Class	1,000.00	956.80	1.06%	5.17
Class R6	1,000.00	957.90	1.01%	4.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.34%	$6.74
Institutional Class	1,000.00	1,019.65	1.06%	5.34
Class R6	1,000.00	1,019.90	1.01%	5.09

Disclosure of Fund expenses

Delaware Covered Call Strategy Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,046.70	1.31%	$6.68
Institutional Class	1,000.00	1,048.20	1.06%	5.41
Class R6	1,000.00	1,048.60	0.88%	4.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Institutional Class	1,000.00	1,019.65	1.06%	5.34
Class R6	1,000.00	1,020.54	0.88%	4.43

Delaware Hedged U.S. Equity Opportunities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$995.90	1.61%	$8.01
Institutional Class	1,000.00	997.10	1.30%	6.47
Class R6	1,000.00	997.10	1.20%	5.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.61%	$8.10
Institutional Class	1,000.00	1,018.45	1.30%	6.54
Class R6	1,000.00	1,018.95	1.20%	6.04

Delaware Premium Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,029.30	1.30%	$6.58
Institutional Class	1,000.00	1,029.60	1.05%	5.31
Class R6	1,000.00	1,030.10	0.90%	4.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class	1,000.00	1,019.70	1.05%	5.29
Class R6	1,000.00	1,020.44	0.90%	4.53

Delaware Total Return Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,031.80	1.11%	$5.62
Institutional Class	1,000.00	1,033.70	0.86%	4.36
Class R6	1,000.00	1,033.90	0.79%	4.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Institutional Class	1,000.00	1,020.64	0.86%	4.33
Class R6	1,000.00	1,020.99	0.79%	3.98

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Equity Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks	99.61%
Communication Services	8.34%
Consumer Discretionary	5.23%
Consumer Staples	6.71%
Energy	6.95%
Financials	21.17%
Healthcare	23.96%
Industrials	10.34%
Information Technology	15.53%
Materials	1.38%
Short-Term Investments	0.29%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	5.26%
Exxon Mobil	4.37%
Cisco Systems	4.00%
Raytheon Technologies	3.90%
Bristol-Myers Squibb	3.80%
Cognizant Technology Solutions Class A	3.36%
Motorola Solutions	3.30%
Northrop Grumman	3.28%
Verizon Communications	3.27%
Allstate	3.21%

Security type / sector allocations and top 10 equity holdings
Delaware Growth and Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks	99.66%
Communication Services	8.25%
Consumer Discretionary	4.92%
Consumer Staples	6.67%
Energy	6.90%
Financials	21.29%
Healthcare	24.03%
Industrials	10.63%
Information Technology	15.58%
Materials	1.39%
Short-Term Investments	0.29%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	5.28%
Exxon Mobil	4.32%
Raytheon Technologies	4.08%
Cisco Systems	3.97%
Bristol-Myers Squibb	3.82%
Cognizant Technology Solutions Class A	3.41%
Northrop Grumman	3.36%
Motorola Solutions	3.33%
Verizon Communications	3.24%
Allstate	3.14%

Security type / sector allocations and top 10 equity holdings
Delaware Growth Equity Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	98.36%
Communication Services	6.18%
Consumer Discretionary	14.35%
Consumer Staples	3.12%
Financials	11.91%
Healthcare	16.56%
Industrials	11.71%
Information Technology*	32.40%
Materials	2.13%
Short-Term Investments	1.79%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Office/Business Equipment, Semiconductors, Software and Telecommunications. As of March 31, 2022, such amounts, as a percentage of total net assets were 8.93%, 2.07%, 2.65%, 5.71%, 10.76% and 2.28%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	6.15%
Microsoft	4.99%
Alphabet Class A	4.06%
Cadence Design Systems	3.24%
NVIDIA	3.17%
Costco Wholesale	3.12%
AutoZone	2.93%
West Pharmaceutical Services	2.89%
Fortinet	2.78%
Ameriprise Financial	2.77%

Security type / sector allocations and top 10 equity holdings
Delaware Opportunity Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks	98.20%
Basic Industry	8.85%
Consumer Discretionary	12.16%
Consumer Staples	2.90%
Energy	7.27%
Financial Services	19.80%
Healthcare	5.55%
Industrials	12.29%
Real Estate Investment Trusts	7.73%
Technology	11.91%
Transportation	2.60%
Utilities	7.14%
Short-Term Investments	0.25%
Total Value of Securities	98.45%
Receivables and Other Assets Net of Liabilities	1.55%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Hess	2.84%
Marathon Oil	2.46%
East West Bancorp	2.36%
Raymond James Financial	2.31%
Huntsman	1.97%
KBR	1.94%
Synopsys	1.88%
Quanta Services	1.83%
Teradyne	1.70%
Hartford Financial Services Group	1.68%

Security type / country and sector allocations
Delaware Global Equity Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.19%
Denmark	3.93%
France	12.01%
Germany	11.63%
Japan	5.96%
Netherlands	3.36%
Spain	4.65%
Sweden	6.05%
Switzerland	9.71%
United Kingdom	9.73%
United States	31.16%
Exchange-Traded Fund	1.02%
Short-Term Investments	0.09%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

Percentage
Common stocks and preferred stocks by sector ◆	of net assets
Communication Services	2.38%
Consumer Discretionary	9.96%
Consumer Staples*	37.91%
Healthcare	24.98%
Industrials	10.10%
Information Technology	8.87%
Materials	3.99%
Total	98.19%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of beverages, cosmetics/personal care, food, and household products/wares. As of March 31, 2022, such amounts, as a percentage of total net assets were 5.69%, 4.77%, 21.55%, and 5.90%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings
Delaware Covered Call Strategy Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	101.90%
Communication Services	7.81%
Consumer Discretionary	15.09%
Consumer Staples	4.98%
Energy	6.87%
Financials	8.60%
Healthcare	8.91%
Industrials	11.33%
Information Technology*	31.10%
Materials	3.30%
Utilities	3.91%
Short-Term Investments	1.37%
Total Value of Securities Before Options
Written	103.27%
Options Written	(3.40%)
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended) The Information Technology sector consisted of computers, diversified financial services, semiconductors, and software. As of March 31, 2022, such amounts, as a percentage of total net assets were 9.74%, 3.40%, 9.53%, and 8.43%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	9.74%
Microsoft	8.53%
Alphabet Class A	6.29%
Costco Wholesale	4.97%
Broadcom	4.88%
Texas Instruments	4.55%
Booking Holdings	3.98%
NextEra Energy	3.91%
UnitedHealth Group	3.83%
BlackRock	3.76%

Security type / sector allocations and top 10 equity holdings
Delaware Hedged U.S. Equity Opportunities Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks	95.75%
Communication Services	8.40%
Consumer Discretionary	12.28%
Consumer Staples	5.78%
Energy	1.51%
Financials	13.67%
Healthcare	13.57%
Industrials	11.54%
Information Technology	20.29%
Materials	3.83%
Real Estate	2.98%
Utilities	1.90%
Exchange-Traded Fund	0.61%
Options Purchased	1.03%
Short-Term Investments	1.96%
Total Value of Securities Before Options
Written	99.35%
Options Written	(0.56% )
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	2.51%
Amazon.com	2.42%
Alphabet Class A	2.39%
Apple	2.01%
Chubb	1.43%
Marsh & McLennan	1.22%
Visa Class A	1.21%
UnitedHealth Group	1.14%
Johnson & Johnson	1.12%
TJX	1.08%

Security type / sector allocations and top 10 equity holdings
Delaware Premium Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stocks ◆	119.94%
Communication Services	8.96%
Consumer Discretionary	14.29%
Consumer Staples	8.59%
Energy	9.58%
Financials	13.74%
Healthcare	14.20%
Industrials	15.64%
Information Technology*	30.81%
Materials	2.00%
Utilities	2.13%
Short-Term Investments	1.39%
Total Value of Securities Before Options
Written	121.33%
Options Written	(21.91% )
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Diversified Financial Services, Energy-Alternate Sources, Semiconductors, and Telecommunications. As of March 31, 2022, such amounts, as a percentage of total net assets were 4.65%, 2.14%, 1.79%, 12.10%, and 10.13%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Broadcom	10.56%
Chevron	7.00%
Corning	5.50%
Apple	4.65%
CSX	4.65%
Cisco Systems	4.63%
Constellation Brands Class A	4.54%
Pfizer	4.45%
Lockheed Martin	4.44%
BlackRock	3.84%

Security type / sector allocations and top 10 equity holdings
Delaware Total Return Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Mortgage-Backed Securities	2.74%
Collateralized Debt Obligations	0.28%
Convertible Bonds	6.35%
Corporate Bonds	12.53%
Banking	1.38%
Banks	0.16%
Basic Industry	0.49%
Basic Materials	0.12%
Brokerage	0.01%
Capital Goods	0.40%
Communication Services	0.03%
Communications	1.28%
Consumer Cyclical	1.23%
Consumer Non-Cyclical	1.01%
Electric	0.18%
Energy	1.77%
Finance Companies	0.05%
Financials	0.68%
Healthcare	0.40%
Information Technology	0.01%
Insurance	0.55%
Media	0.65%
Real Estate Investment Trusts	0.18%
Services	0.18%
Technology	0.78%
Transportation	0.37%
Utilities	0.62%
Non-Agency Asset-Backed Securities	0.17%
Non-Agency Commercial Mortgage-Backed
Securities	1.34%
Sovereign Bonds	1.62%
Supranational Banks	0.19%
US Treasury Obligations	1.83%
Common Stocks	62.29%
Banks	0.58%
Basic Materials	0.30%
Biotechnology	0.15%
Communication Services	1.93%
Communications	2.42%
Consumer Discretionary	7.81%
Consumer Staples	4.20%
Electric	0.24%
Energy	3.73%
Financials	4.61%
Healthcare	9.01%
Industrials	3.39%
Information Technology	9.44%
Insurance	2.17%
Materials	0.92%
Media	0.61%
REIT Diversified	0.52%
REIT Healthcare	0.39%
REIT Hotel	0.02%
REIT Industrial	0.10%
REIT Mall	0.09%
REIT Manufactured Housing	0.12%
REIT Multifamily	1.03%
REIT Office	0.05%
REIT Self-Storage	0.33%
REIT Shopping Center	0.15%
REIT Single Tenant	0.19%
REIT Specialty	0.01%
REITs	1.41%
Retail	0.26%
Technology	5.19%
Utilities	0.92%
Convertible Preferred Stock	1.62%
Exchange-Traded Funds	5.23%
Limited Liability Corporation	2.18%
Short-Term Investments	1.31%
Total Value of Securities	99.68%
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	2.64%
Microsoft	2.19%
Johnson & Johnson	1.45%
Broadcom	1.30%
ConocoPhillips	1.17%
Merck & Co.	1.16%
MetLife	1.11%
Cisco Systems	1.05%
TJX	1.00%
Verizon Communications	1.00%

Schedules of investments
Delaware Equity Income Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.61%
Communication Services – 8.34%
AT&T	259,746	$6,137,798
Comcast Class A	182,634	8,550,924
Verizon Communications	185,887	9,469,084
		24,157,806
Consumer Discretionary – 5.23%
APA	26,738	1,105,082
Chipotle Mexican Grill †	1,893	2,994,783
Lowe's	14,806	2,993,625
PulteGroup	11,912	499,113
TJX	124,461	7,539,847
		15,132,450
Consumer Staples – 6.71%
Altria Group	93,807	4,901,416
Archer-Daniels-Midland	15,149	1,367,349
Mondelez International Class A	74,986	4,707,621
Philip Morris International	89,891	8,444,360
		19,420,746
Energy – 6.95%
ConocoPhillips	74,687	7,468,700
Exxon Mobil	153,184	12,651,467
		20,120,167
Financials – 21.17%
Allstate	67,046	9,286,542
American Financial Group	17,947	2,613,442
American International Group	69,095	4,337,093
Discover Financial Services	9,254	1,019,698
Evercore Class A	17,773	1,978,490
Fidelity National Financial	26,321	1,285,518
First American Financial	136,359	8,838,790
MetLife	119,353	8,388,129
Old Republic International	184,643	4,776,714
OneMain Holdings	75,183	3,564,426
Synchrony Financial	140,697	4,897,663
Truist Financial	138,323	7,842,914
Unum Group	77,851	2,453,085
		61,282,504
Healthcare – 23.96%
AbbVie	7,246	1,174,649
AmerisourceBergen	31,499	4,873,210
Bristol-Myers Squibb	150,704	11,005,913
Cardinal Health	27,432	1,555,394
Cigna	29,593	7,090,779
CVS Health	63,921	6,469,445
Gilead Sciences	122,387	7,275,907
Johnson & Johnson	85,932	15,229,728
Merck & Co.	110,072	9,031,408
Pfizer	46,278	2,395,812
Viatris	300,106	3,265,153
		69,367,398
Industrials – 10.34%
Emerson Electric	42,593	4,176,244
Honeywell International	25,685	4,997,787
Northrop Grumman	21,220	9,490,008
Raytheon Technologies	113,942	11,288,234
		29,952,273
Information Technology – 15.53%
Broadcom	13,976	8,800,408
Cisco Systems	207,565	11,573,824
Cognizant Technology Solutions
Class A	108,634	9,741,211
HP	99,719	3,619,800
Motorola Solutions	39,456	9,556,243
Oracle	9,699	802,398
Western Union	46,563	872,591
		44,966,475
Materials – 1.38%
DuPont de Nemours	41,991	3,089,698
Newmont	11,547	917,409
		4,007,107
Total Common Stocks
(cost $244,092,839)		288,406,926

Short-Term Investments – 0.29%
Money Market Mutual Funds – 0.29%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.23%)	207,569	207,569
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.12%)	207,569	207,569
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.25%)	207,569	207,569
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	207,570	207,570
Total Short-Term Investments
(cost $830,277)		830,277
Total Value of Securities–99.90%
(cost $244,923,116)		$289,237,203

† Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Growth and Income Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.66%
Communication Services – 8.25%
AT&T	938,236	$22,170,516
Comcast Class A	650,938	30,476,917
Verizon Communications	666,271	33,939,845
		86,587,278
Consumer Discretionary – 4.92%
APA	73,308	3,029,820
Chipotle Mexican Grill †	6,836	10,814,757
Lowe's	54,414	11,001,967
TJX	441,516	26,747,039
		51,593,583
Consumer Staples – 6.67%
Altria Group	335,316	17,520,261
Archer-Daniels-Midland	52,426	4,731,971
Mondelez International Class A	263,258	16,527,337
Philip Morris International	332,383	31,224,059
		70,003,628
Energy – 6.90%
ConocoPhillips	269,919	26,991,900
Exxon Mobil	548,991	45,341,167
		72,333,067
Financials – 21.29%
Allstate	237,781	32,935,046
American Financial Group	67,036	9,761,782
American International Group	255,686	16,049,410
Discover Financial Services	37,371	4,117,910
Evercore Class A	66,751	7,430,721
Fidelity National Financial	95,507	4,664,562
First American Financial	498,925	32,340,319
MetLife	428,451	30,111,536
Old Republic International	648,640	16,780,317
OneMain Holdings	275,272	13,050,646
Synchrony Financial	520,781	18,128,387
Truist Financial	504,546	28,607,758
Unum Group	295,168	9,300,744
		223,279,138
Healthcare – 24.03%
AbbVie	34,017	5,514,496
AmerisourceBergen	114,040	17,643,128
Bristol-Myers Squibb	549,345	40,118,665
Cardinal Health	91,867	5,208,859
Cigna	106,438	25,503,609
CVS Health	232,160	23,496,914
Gilead Sciences	440,822	26,206,868
Johnson & Johnson	312,441	55,373,918
Merck & Co.	398,332	32,683,141
Pfizer	168,105	8,702,796
Viatris	1,061,890	11,553,363
		252,005,757
Industrials – 10.63%
Emerson Electric	158,844	15,574,654
Honeywell International	92,193	17,938,914
Northrop Grumman	78,800	35,240,936
Raytheon Technologies	431,514	42,750,092
		111,504,596
Information Technology – 15.58%
Broadcom	50,680	31,912,182
Cisco Systems	747,054	41,655,731
Cognizant Technology Solutions
Class A	399,291	35,804,424
HP	364,049	13,214,979
Motorola Solutions	144,049	34,888,668
Oracle	34,529	2,856,584
Western Union	162,628	3,047,649
		163,380,217
Materials – 1.39%
DuPont de Nemours	153,419	11,288,570
Newmont	41,931	3,331,418
		14,619,988
Total Common Stocks
(cost $860,271,017)		1,045,307,252

Short-Term Investments – 0.29%
Money Market Mutual Funds – 0.29%
BlackRock FedFund –
Institutional Shares (seven-
day effective yield 0.23%)	764,039	764,039
Fidelity Investments Money
Market Government Portfolio
– Class I (seven-day effective
yield 0.12%)	764,039	764,039
GS Financial Square
Government Fund –
Institutional Shares (seven-
day effective yield 0.25%)	764,039	764,039
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective
yield 0.23%)	764,040	764,040
Total Short-Term Investments
(cost $3,056,157)		3,056,157
Total Value of
Securities–99.95%
(cost $863,327,174)		$1,048,363,409

†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Growth Equity Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.36%◆
Communication Services – 6.18%
Alphabet Class A †	7,360	$20,470,736
Omnicom Group	125,250	10,631,220
		31,101,956
Consumer Discretionary – 14.35%
Amazon.com †	4,180	13,626,591
AutoZone †	7,210	14,741,422
Lowe's	59,560	12,042,436
Ralph Lauren	79,610	9,030,958
Target	60,511	12,841,645
Tempur Sealy International	357,810	9,990,055
		72,273,107
Consumer Staples – 3.12%
Costco Wholesale	27,330	15,737,981
		15,737,981
Financials – 11.91%
American Express	74,050	13,847,350
Ameriprise Financial	46,460	13,954,725
Capital One Financial	81,930	10,756,590
JPMorgan Chase & Co.	71,080	9,689,626
W R Berkley	176,200	11,733,158
		59,981,449
Healthcare – 16.56%
Envista Holdings †	280,240	13,650,490
HCA Healthcare	50,360	12,621,223
IQVIA Holdings †	46,330	10,711,959
Merck & Co.	79,810	6,548,411
Pfizer	266,180	13,780,139
Thermo Fisher Scientific	19,530	11,535,394
West Pharmaceutical Services	35,390	14,535,027
		83,382,643
Industrials – 11.71%
Dover	78,370	12,296,253
EMCOR Group	90,070	10,144,584
Parker-Hannifin	45,880	13,018,909
Rockwell Automation	38,060	10,657,942
United Parcel Service Class B	60,000	12,867,600
		58,985,288
Information Technology – 32.40%
Adobe †	27,920	12,720,910
Apple	177,458	30,985,941
Arrow Electronics †	87,970	10,435,881
Cadence Design Systems †	99,230	16,319,366
Fortinet †	40,940	13,990,836
Juniper Networks	309,000	11,482,440
KLA	34,960	12,797,458
Microsoft	81,450	25,111,849
NVIDIA	58,570	15,981,410
Zebra Technologies Class A †	32,257	13,344,721
		163,170,812
Materials – 2.13%
Westlake	86,900	10,723,460
		10,723,460
Total Common Stocks
(cost $317,109,172)		495,356,696

Short-Term Investments – 1.79%
Money Market Mutual Funds – 1.79%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.23%)	2,258,680	2,258,680
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.12%)	2,258,681	2,258,681
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.25%)	2,258,681	2,258,681
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	2,258,681	2,258,681
Total Short-Term Investments
(cost $9,034,723)		9,034,723
Total Value of Securities–100.15%
(cost $326,143,895)		$504,391,419

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.20%
Basic Industry – 8.85%
Alcoa	68,500	$6,167,055
Axalta Coating Systems †	125,500	3,084,790
Berry Global Group †	124,100	7,192,836
Celanese	42,900	6,129,123
Crown Holdings	51,300	6,417,117
Graphic Packaging Holding	351,400	7,042,056
Huntsman	346,200	12,985,962
Louisiana-Pacific	74,600	4,634,152
Newmont	59,400	4,719,330
		58,372,421
Consumer Discretionary – 12.16%
Aptiv †	42,000	5,027,820
AutoZone †	3,900	7,973,862
Cable One	2,080	3,045,619
Capri Holdings †	81,200	4,172,868
Darden Restaurants	33,600	4,467,120
Dollar Tree †	42,100	6,742,315
DR Horton	106,600	7,942,766
Hasbro	45,500	3,727,360
Johnson Controls International	95,900	6,288,163
Marriott International Class A †	59,500	10,457,125
Nexstar Media Group Class A	27,000	5,088,960
Polaris	41,600	4,381,312
Ross Stores	48,000	4,342,080
Stanley Black & Decker	46,700	6,528,193
		80,185,563
Consumer Staples – 2.90%
Campbell Soup	51,700	2,304,269
Conagra Brands	117,000	3,927,690
Kellogg	61,900	3,991,931
Tyson Foods Class A	51,600	4,624,908
US Foods Holding †	113,400	4,267,242
		19,116,040
Energy – 7.27%
Coterra Energy	280,300	7,559,691
Hess	175,200	18,753,408
Marathon Oil	647,000	16,246,170
Valero Energy	52,700	5,351,158
		47,910,427
Financial Services – 19.80%
Affiliated Managers Group	38,700	5,454,765
Allstate	71,100	9,848,061
Assurant	41,900	7,618,677
East West Bancorp	196,600	15,535,332
Globe Life	57,700	5,804,620
Hancock Whitney	147,965	7,716,375
Hartford Financial Services Group	153,900	11,051,559
KeyCorp	465,600	10,420,128
Raymond James Financial	138,650	15,239,021
Reinsurance Group of America	69,900	7,651,254
Signature Bank	23,200	6,808,968
State Street	69,500	6,054,840
Synchrony Financial	247,700	8,622,437
Synovus Financial	149,000	7,301,000
Western Alliance Bancorp	66,000	5,466,120
		130,593,157
Healthcare – 5.55%
AmerisourceBergen	48,800	7,549,848
Quest Diagnostics	45,500	6,227,130
Service Corp. International	65,600	4,317,792
STERIS	28,500	6,890,445
Syneos Health †	54,000	4,371,300
Zimmer Biomet Holdings	56,700	7,251,930
		36,608,445
Industrials – 12.29%
AECOM	111,600	8,571,996
AMETEK	29,300	3,902,174
CACI International Class A †	13,000	3,916,380
Gates Industrial †	271,700	4,091,802
ITT	111,973	8,421,490
KBR	233,900	12,801,347
ManpowerGroup	37,900	3,559,568
Oshkosh	59,600	5,998,740
Quanta Services	91,700	12,068,637
Regal Rexnord	32,800	4,879,984
United Rentals †	16,700	5,932,007
WESCO International †	52,900	6,884,406
		81,028,531
Real Estate Investment Trusts – 7.73%
Apartment Income REIT	119,329	6,379,328
Brandywine Realty Trust	343,600	4,858,504
Host Hotels & Resorts	240,200	4,667,086
Kimco Realty	301,600	7,449,520
Life Storage	48,650	6,831,920
MGM Growth Properties Class A	180,900	7,000,830
Outfront Media	221,200	6,288,716
Spirit Realty Capital	163,400	7,519,668
		50,995,572
Technology – 11.91%
Agilent Technologies	66,800	8,839,644
Avnet	126,800	5,146,812
Ciena †	97,300	5,899,299
Fiserv †	26,300	2,666,820
Flex †	400,300	7,425,565
Keysight Technologies †	51,700	8,167,049
ON Semiconductor †	135,700	8,496,177

Schedules of investments
Delaware Opportunity Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Qorvo †	50,600	$6,279,460
Synopsys †	37,300	12,430,971
Teradyne	94,700	11,196,381
Western Digital †	40,800	2,025,720
		78,573,898
Transportation – 2.60%
JB Hunt Transport Services	26,700	5,361,093
Kirby †	67,100	4,843,949
Southwest Airlines †	152,000	6,961,600
		17,166,642
Utilities – 7.14%
CMS Energy	114,100	7,980,154
Edison International	96,500	6,764,650
MDU Resources Group	143,500	3,824,275
NRG Energy	167,500	6,425,300
Public Service Enterprise Group	132,700	9,289,000
WEC Energy Group	58,400	5,828,904
Xcel Energy	96,900	6,993,273
		47,105,556
Total Common Stocks
(cost $454,345,683)		647,656,252

Short-Term Investments – 0.25%
Money Market Mutual Funds – 0.25%
BlackRock Liquidity FedFund –
Institutional Shares (seven-day
effective yield 0.03%)	410,265	410,265
Fidelity Government Portfolio –
Class I (seven-day effective
yield 0.01%)	410,267	410,267
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.03%)	410,267	410,267
MSILF Government Portfolio –
Institutional Share Class (seven-
day effective yield 0.03%)	410,268	410,268
Total Short-Term Investments
(cost $1,641,067)		1,641,067
Total Value of Securities–98.45%
(cost $455,986,750)		$649,297,319

†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.19%Δ
Denmark – 3.93%
Novo Nordisk Class B	73,390	$8,140,136
		8,140,136
France – 12.01%
Air Liquide	47,260	8,267,850
Danone	100,370	5,544,739
Orange	416,220	4,928,586
Sodexo	75,850	6,172,364
		24,913,539
Germany – 11.63%
adidas AG	28,590	6,662,215
Fresenius Medical Care AG & Co.	116,440	7,802,741
Knorr-Bremse	41,250	3,162,102
SAP	58,530	6,486,772
		24,113,830
Japan – 5.96%
Asahi Group Holdings	83,000	3,022,900
Kao	118,300	4,830,267
Makita	72,100	2,306,955
Seven & i Holdings	46,100	2,197,919
		12,358,041
Netherlands – 3.36%
Koninklijke Ahold Delhaize	216,630	6,968,016
		6,968,016
Spain – 4.65%
Amadeus IT Group †	148,410	9,649,337
		9,649,337
Sweden – 6.05%
Essity Class B	214,500	5,061,993
H & M Hennes & Mauritz Class B	172,000	2,309,554
Securitas Class B	458,870	5,176,660
		12,548,207
Switzerland – 9.71%
Nestle	67,100	8,724,252
Roche Holding	14,840	5,871,622
Swatch Group	19,510	5,531,553
		20,127,427
United Kingdom – 9.73%
Diageo	172,980	8,774,338
Intertek Group	48,730	3,324,252
Smith & Nephew	507,790	8,076,337
		20,174,927
United States – 31.16%
3M	31,870	4,744,806
Clorox	39,970	5,557,029
Conagra Brands	150,360	5,047,585
General Mills	19,990	1,353,723
Henry Schein †	89,620	7,813,968
Ingredion	63,600	5,542,740
Kimberly-Clark	54,340	6,692,514
Lamb Weston Holdings	155,410	9,310,613
Merck & Co.	93,550	7,675,778
Parker-Hannifin	7,790	2,210,490
Pfizer	123,550	6,396,184
Visa Class A	10,220	2,266,489
		64,611,919
Total Common Stocks
(cost $205,042,655)		203,605,379

Exchange-Traded Fund – 1.02%
Vanguard S&P 500 ETF	5,120	2,125,670
Total Exchange-Traded Fund
(cost $2,023,075)		2,125,670

Short-Term Investments – 0.09%
Money Market Mutual Funds – 0.09%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.23%)	46,639	46,639
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.12%)	46,638	46,638
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.25%)	46,638	46,638
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	46,639	46,639
Total Short-Term Investments
(cost $186,554)		186,554
Total Value of Securities–99.30%
(cost $207,252,284)		$205,917,603

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 10 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at March 31, 2022:1

Schedules of investments
Delaware Global Equity Fund

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(58,959)	USD	63,918	4/4/22	$105	$—
BNYM	EUR	90,421	USD	(100,939)	4/1/22	—	(907)
BNYM	SEK	(1,051,050)	USD	113,419	4/1/22	1,632	—
BNYM	SEK	(970,423)	USD	103,398	4/4/22	181	—
Total Foreign Currency Exchange Contracts						$1,918	$(907)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in "Notes to financial statements".

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC

Summary of currencies:
CHF – Swiss Franc
EUR – European Monetary Unit
SEK – Swedish Krona
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 101.90%◆
Communication Services – 7.81%
Alphabet Class A ~, †	2,800	$7,787,780
Meta Platforms Class A ~, †	8,500	1,890,060
		9,677,840
Consumer Discretionary – 15.09%
Amazon.com ~, †	1,000	3,259,950
Booking Holdings ~, †	2,100	4,931,745
Home Depot ~	14,900	4,460,017
Tesla ~, †	3,300	3,556,080
Whirlpool ~	14,400	2,488,032
		18,695,824
Consumer Staples – 4.98%
Costco Wholesale ~	10,700	6,161,595
		6,161,595
Energy – 6.87%
Chevron ~	25,100	4,087,033
Exxon Mobil ~	53,600	4,426,824
		8,513,857
Financials – 8.60%
Bank of America ~	95,200	3,924,144
BlackRock ~	6,100	4,661,437
JPMorgan Chase & Co. ~	15,200	2,072,064
		10,657,645
Healthcare – 8.91%
Bristol-Myers Squibb ~	26,300	1,920,689
Medtronic ~	39,400	4,371,430
UnitedHealth Group ~	9,300	4,742,721
		11,034,840
Industrials – 11.33%
Honeywell International ~	11,900	2,315,502
Lockheed Martin ~	6,300	2,780,820
Raytheon Technologies ~	24,900	2,466,843
Southwest Airlines ~, †	62,100	2,844,180
Union Pacific ~	13,300	3,633,693
		14,041,038
Information Technology – 31.10%
Apple ~	69,100	12,065,551
Broadcom ~	9,600	6,044,928
Mastercard Class A ~	11,800	4,217,084
Microsoft ~	34,300	10,575,033
Texas Instruments ~	30,700	5,632,836
		38,535,432
Materials – 3.30%
PPG Industries ~	31,200	4,089,384
		4,089,384
Utilities – 3.91%
NextEra Energy ~	57,200	4,845,412
		4,845,412
Total Common Stocks
(cost $79,194,661)		126,252,867

Short-Term Investments – 1.37%
Money Market Mutual Funds – 1.37%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.23%)	425,275	425,275
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.12%)	425,276	425,276
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.25%)	425,276	425,276
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	425,277	425,277
Total Short-Term Investments
(cost $1,701,104)		1,701,104
Total Value of Securities Before
Options Written–103.27%
(cost $80,895,765)		127,953,971

	Number of
	contracts
Options Written – (3.40%)
Equity Call Options – (3.40%)
Alphabet, strike price $2,820,
expiration date 4/14/22, notional
amount $(7,896,000)	(28)	(102,900)
Amazon.com, strike price $3,400,
expiration date 4/14/22, notional
amount $(3,400,000)	(10)	(23,775)
Apple, strike price $170, expiration
date 4/14/22, notional amount
$(11,747,000)	(691)	(443,967)
Bank of America, strike price $46,
expiration date 6/17/22, notional
amount $(4,379,200)	(952)	(62,832)
BlackRock, strike price $810,
expiration date 6/17/22, notional
amount $(4,941,000)	(61)	(107,055)

Schedules of investments
Delaware Covered Call Strategy Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Booking Holdings, strike price
$2,800, expiration date 6/17/22,
notional amount $(5,880,000)	(21)	$(60,900)
Bristol-Myers Squibb, strike price
$75, expiration date 9/16/22,
notional amount $(1,972,500)	(263)	(74,035)
Broadcom, strike price $630,
expiration date 5/20/22, notional
amount $(6,048,000)	(96)	(264,000)
Chevron, strike price $160,
expiration date 8/19/22, notional
amount $(4,016,000)	(251)	(315,632)
Costco Wholesale, strike price
$525, expiration date 4/14/22,
notional amount $(5,617,500)	(107)	(559,877)
Exxon Mobil, strike price $80,
expiration date 5/20/22, notional
amount $(4,288,000)	(536)	(276,040)
Home Depot, strike price $380,
expiration date 4/14/22, notional
amount $(5,662,000)	(149)	(596)
Honeywell International, strike
price $210, expiration date
6/17/22, notional amount
$(2,499,000)	(119)	(25,109)
JPMorgan Chase & Co., strike
price $160, expiration date
4/14/22, notional amount
$(2,432,000)	(152)	(608)
Lockheed Martin, strike price $410,
expiration date 4/14/22, notional
amount $(2,583,000)	(63)	(211,680)
Mastercard, strike price $360,
expiration date 6/17/22, notional
amount $(4,248,000)	(118)	(223,610)
Medtronic, strike price $110,
expiration date 4/14/22, notional
amount $(4,334,000)	(394)	(90,029)
Meta Platforms, strike price $250,
expiration date 6/17/22, notional
amount $(2,125,000)	(85)	(56,100)
Microsoft, strike price $315,
expiration date 4/14/22, notional
amount $(10,804,500)	(343)	(114,905)
NextEra Energy, strike price
$87.50, expiration date 6/17/22,
notional amount $(5,005,000)	(572)	(132,990)
PPG Industries, strike price $160,
expiration date 5/20/22, notional
amount $(4,992,000)	(312)	(74,880)
Raytheon Technologies, strike
price $100, expiration date
5/20/22, notional amount
$(2,490,000)	(249)	(77,813)
Southwest Airlines, strike price
$50, expiration date 4/14/22,
notional amount $(3,105,000)	(621)	(10,868)
Tesla, strike price $1,025,
expiration date 4/14/22, notional
amount $(3,382,500)	(33)	(257,977)
Texas Instruments, strike price
$185, expiration date 5/20/22,
notional amount $(5,679,500)	(307)	(200,318)
Union Pacific, strike price $275,
expiration date 5/20/22, notional
amount $(3,657,500)	(133)	(112,053)
UnitedHealth Group, strike price
$480, expiration date 4/14/22,
notional amount $(4,464,000)	(93)	(311,317)
Whirlpool, strike price $210,
expiration date 6/17/22, notional
amount $(3,024,000)	(144)	(25,200)
Total Options Written
(premium received $3,968,372)		$(4,217,066)

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 95.75%
Communication Services – 8.40%
Activision Blizzard	1,211	$97,013
Alphabet Class A †	596	1,657,685
Alphabet Class C †	148	413,363
AT&T	3,207	75,781
Cable One	283	414,380
Cargurus †	4,152	176,294
Charter Communications Class A †	259	141,290
Electronic Arts	2,802	354,481
Match Group †	2,181	237,162
Meta Platforms Class A †	2,350	522,546
Omnicom Group	1,380	117,134
Pinterest Class A †	2,278	56,062
Roku †	1,844	230,998
Snap Class A †	6,580	236,814
Spotify Technology †	1,411	213,089
T-Mobile US †	3,257	418,036
Twitter †	2,439	94,365
Verizon Communications	1,629	82,981
Walt Disney †	1,213	166,375
ZoomInfo Technologies Class A †	2,187	130,651
		5,836,500
Consumer Discretionary – 12.28%
Airbnb Class A †	3,630	623,489
Alibaba Group Holding ADR †	600	65,280
Amazon.com †	516	1,682,134
CarMax †	2,356	227,307
Chewy Class A †	2,223	90,654
Choice Hotels International	1,597	226,391
Compass Group †	13,663	294,029
Denny's †	9,855	141,025
Dollar General	472	105,081
Dollar Tree †	1,174	188,016
DraftKings Class A †	6,396	124,530
Etsy †	1,803	224,077
Garmin	1,731	205,314
General Motors †	1,925	84,199
Genuine Parts	876	110,393
Las Vegas Sands †	4,812	187,042
Lennar Class A	1,506	122,242
Lululemon Athletica †	811	296,202
McDonald's	2,282	564,293
NIKE Class B	4,775	642,524
NVR †	96	428,858
Peloton Interactive Class A †	4,480	118,362
Six Flags Entertainment †	6,082	264,567
Steven Madden	4,212	162,752
Tesla †	66	71,122
Thor Industries	1,447	113,879
TJX	12,406	751,555
Ulta Beauty †	722	287,515
Visteon †	1,244	135,758
		8,538,590
Consumer Staples – 5.78%
Clorox	97	13,486
Coca-Cola	7,314	453,468
Colgate-Palmolive	8,938	677,769
Costco Wholesale	245	141,083
General Mills	1,208	81,806
Hormel Foods	1,898	97,823
Kellogg	1,409	90,866
Keurig Dr Pepper	7,045	267,006
PepsiCo	4,291	718,228
Philip Morris International	2,295	215,592
Procter & Gamble	4,915	751,012
Sysco	796	64,993
Unilever	4,082	185,334
US Foods Holding †	4,496	169,184
Walmart	616	91,735
		4,019,385
Energy – 1.51%
Baker Hughes	2,348	85,491
Canadian Natural Resources	4,632	287,091
ConocoPhillips	1,076	107,600
Diamondback Energy	1,101	150,925
Marathon Oil	7,594	190,685
Schlumberger	2,982	123,187
SolarEdge Technologies †	332	107,027
		1,052,006
Financials – 13.67%
Aegon	37,886	200,417
AerCap Holdings †	3,133	157,527
Alleghany †	330	279,510
American Express	2,961	553,707
Apollo Global Management	2,138	132,535
Arthur J Gallagher & Co.	760	132,696
Assurant	910	165,465
Bank of America	8,116	334,542
Berkshire Hathaway Class B †	1,113	392,789
Brown & Brown	1,661	120,040
Cadence Bank	4,941	144,574
Charles Schwab	7,388	622,882
Chubb	4,658	996,346
Credit Acceptance †	470	258,674
Equitable Holdings	3,833	118,478
First Citizens BancShares Class A	140	93,184
First Republic Bank	797	129,194
Globe Life	1,743	175,346
Hanover Insurance Group	1,154	172,546

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Intercontinental Exchange	842	$111,245
Kemper	2,306	130,381
M&T Bank	2,637	446,971
Markel †	245	361,434
Marsh & McLennan	4,970	846,987
MetLife	4,005	281,471
Moody's	265	89,414
Progressive	1,827	208,260
Raymond James Financial	2,150	236,307
Royal Bank of Canada	1,925	211,940
S&P Global	706	289,587
Travelers	784	143,260
Voya Financial	5,352	355,105
Western Alliance Bancorp	2,019	167,214
White Mountains Insurance Group	81	92,035
Willis Towers Watson	412	97,323
Zions Bancorp	3,879	254,307
		9,503,693
Healthcare – 13.57%
Abbott Laboratories	500	59,180
ABIOMED †	503	166,614
Agilent Technologies	674	89,190
Alnylam Pharmaceuticals †	422	68,908
Apellis Pharmaceuticals †	1,571	79,823
AstraZeneca ADR	2,668	176,995
Baxter International	5,727	444,072
Becton Dickinson and Co.	840	223,440
Biogen †	582	122,569
Boston Scientific †	3,690	163,430
Bristol-Myers Squibb	1,455	106,259
Centene †	2,864	241,120
Cerner	995	93,092
CVS Health	2,166	219,221
Danaher	1,802	528,581
DENTSPLY SIRONA	3,804	187,233
Dexcom †	371	189,804
Eli Lilly & Co.	460	131,730
Encompass Health	5,648	401,629
Exact Sciences †	3,778	264,158
Humana	459	199,743
Illumina †	906	316,556
Insulet †	388	103,359
Integra LifeSciences
Holdings †	2,752	176,844
Intuitive Surgical †	202	60,939
Jazz Pharmaceuticals †	567	88,265
Johnson & Johnson	4,410	781,584
Medtronic	5,066	562,073
Merck & Co.	1,140	93,537
Molina Healthcare †	676	225,507
Organon & Co.	1,729	60,394
Pfizer	2,411	124,817
PTC Therapeutics †	1,871	69,807
Regeneron Pharmaceuticals †	246	171,811
Sanofi	1,160	118,598
Seagen †	1,986	286,083
STERIS	44	10,638
Stryker	1,948	520,798
Teleflex	341	120,997
Thermo Fisher Scientific	190	112,224
Ultragenyx Pharmaceutical †	1,022	74,218
UnitedHealth Group	1,555	793,003
Veeva Systems Class A †	1,479	314,228
Vertex Pharmaceuticals †	333	86,903
		9,429,974
Industrials – 11.54%
Airbus †	852	102,810
AMERCO	264	157,592
Boeing †	604	115,666
Canadian National Railway	1,774	237,971
Cintas	740	314,789
Clean Harbors †	1,827	203,966
Copart †	3,493	438,267
CoStar Group †	2,051	136,617
CRH	3,997	159,647
Enovis †	3,057	121,638
Expeditors International of
Washington	2,708	279,357
Fastenal	3,730	221,562
Fortive	1,761	107,298
Honeywell International	3,657	711,579
IDEX	1,095	209,944
II-VI †	2,304	167,017
JB Hunt Transport Services	747	149,990
JELD-WEN Holding †	4,090	82,945
John Bean Technologies	1,158	137,188
Johnson Controls International	2,989	195,989
Knight-Swift Transportation
Holdings	2,036	102,737
Lennox International	727	187,464
Lockheed Martin	695	306,773
Middleby †	1,723	282,469
Northrop Grumman	1,613	721,366
PACCAR	3,753	330,527
Raytheon Technologies	2,833	280,665
Rollins	2,365	82,893
Spirit AeroSystems Holdings
Class A	3,493	170,773

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Uber Technologies †	3,491	$124,559
Union Pacific	1,942	530,574
Waste Connections	852	119,024
Westinghouse Air Brake
Technologies	5,506	529,512
		8,021,168
Information Technology – 20.29%
Accenture Class A	1,252	422,212
Advanced Micro Devices †	3,457	377,988
Amphenol Class A	1,144	86,200
ANSYS †	227	72,107
Apple	8,017	1,399,848
Arista Networks †	2,529	351,480
Automatic Data Processing	541	123,099
Black Knight †	2,146	124,447
Block †	1,962	266,047
Broadcom	161	101,378
CDW	757	135,420
Cisco Systems	407	22,694
Cognizant Technology Solutions
Class A	3,180	285,151
Constellation Software	224	382,904
DocuSign †	1,183	126,723
Dynatrace †	2,210	104,091
EPAM Systems †	149	44,195
F5 †	1,979	413,512
Fair Isaac †	188	87,694
Fidelity National Information
Services	2,225	223,434
Five9 †	846	93,398
Fleetcor Technologies †	741	184,553
Flex †	8,689	161,181
Genpact	5,783	251,618
GoDaddy Class A †	2,126	177,946
Guidewire Software †	850	80,427
Intel	1,543	76,471
KLA	199	72,846
Leidos Holdings	4,061	438,669
Lumentum Holdings †	3,933	383,861
Mastercard Class A	1,533	547,864
Micron Technology	2,328	181,328
Microsoft	5,651	1,742,260
MKS Instruments	1,865	279,750
MongoDB †	501	222,239
Motorola Solutions	223	54,011
NVIDIA	1,284	350,352
NXP Semiconductors	458	84,767
Okta †	836	126,203
Oracle	1,425	117,890
Palo Alto Networks †	400	249,004
Paychex	1,012	138,108
Paycom Software †	646	223,761
PayPal Holdings †	398	46,029
Qorvo †	909	112,807
RingCentral Class A †	1,113	130,455
Salesforce †	1,137	241,408
Samsung Electronics GDR	70	89,715
Shopify Class A †	75	50,697
Synaptics †	599	119,500
Topicus.com †	360	26,853
Tyler Technologies †	205	91,202
UiPath Class A †	4,666	100,739
Universal Display	606	101,172
Visa Class A	3,776	837,404
VMware Class A	1,979	225,349
WEX †	941	167,921
Workday Class A †	1,562	374,037
		14,104,419
Materials – 3.83%
Albemarle	633	139,988
Ball	1,357	122,130
Celanese	992	141,727
Ecolab	3,511	619,902
FMC	3,820	502,597
Linde	1,514	483,617
PPG Industries	1,118	146,536
Reliance Steel & Aluminum	1,342	246,056
Rio Tinto ADR	1,017	81,767
Sherwin-Williams	718	179,227
		2,663,547
Real Estate – 2.98%
American Tower	2,274	571,274
Americold Realty Trust	4,858	135,441
AvalonBay Communities	479	118,969
Equinix	222	164,640
Gaming and Leisure Properties	4,029	189,081
Innovative Industrial Properties	379	77,847
Public Storage	637	248,608
Ryman Hospitality Properties †	1,947	180,623
VICI Properties	8,452	240,544
Welltower	1,461	140,461
		2,067,488
Utilities – 1.90%
American Electric Power	70	6,984
Avangrid	1,577	73,709
Consolidated Edison	1,509	142,872
Constellation Energy	1	56
Dominion Energy	846	71,885

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Duke Energy	2,121	$236,831
Exelon	5,268	250,915
Iberdrola	14,035	153,402
Pinnacle West Capital	1,773	138,471
UGI	3,802	137,709
WEC Energy Group	1,100	109,791
		1,322,625
Total Common Stocks
(cost $59,015,100)		66,559,395

Exchange-Traded Fund – 0.61%
iShares Russell 1000 Growth ETF	1,534	425,885
Total Exchange-Traded Fund
(cost $413,202)		425,885

	Number of
	contracts
Options Purchased – 1.03%
Options on Indices – 1.03%
S&P 500 Index, strike price $3,950,
expiration date 9/16/22, notional
amount $4,740,000	12	120,660
S&P 500 Index, strike price $3,950,
expiration date 12/16/22,
notional amount $6,320,000	16	239,440
S&P 500 Index, strike price $4,100,
expiration date 5/20/22, notional
amount $4,920,000	12	35,760
S&P 500 Index, strike price $4,100,
expiration date
6/17/22, notional amount
$6,560,000	16	89,200
S&P 500 Index, strike price $4,225,
expiration date
9/16/22, notional amount
$6,337,500	15	229,575
Total Options Purchased
(cost $1,222,596)		714,635

	Number of
	shares
Short-Term Investments – 1.96%
Money Market Mutual Funds – 1.96%
BlackRock FedFund – Institutional
Shares (seven-day effective yield
0.23%)	340,318	340,318
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield 0.12%)	340,319	340,319
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield 0.25%)	340,319	340,319
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	340,319	340,319
Total Short-Term Investments
(cost $1,361,275)		1,361,275
Total Value of Securities Before
Options Written–99.35%
(cost $62,012,173)		69,061,190

	Number of
	contracts
Options Written – (0.56%)
Options on Indices – (0.56%)
S&P 500 Index, strike price $3,750,
expiration date 6/17/22, notional
amount $(6,000,000)	(16)	(39,520)
S&P 500 Index, strike price $3,850,
expiration date 9/16/22, notional
amount $(5,775,000)	(15)	(128,850)
S&P 500 Index, strike price $3,600,
expiration date 9/16/22, notional
amount $(4,320,000)	(12)	(69,480)
S&P 500 Index, strike price $3,600,
expiration date 12/16/22,
notional amount $(5,760,000)	(16)	(151,680)
Total Options Written
(premium received $746,009)		$(389,530)

†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CAD	(12,200)	USD	9,774	4/1/22	$15	$–
BNYM	CAD	(1,104)	USD	882	4/1/22	–	(1)
BNYM	EUR	(6,400)	USD	7,084	4/1/22	4	–
BNYM	GBP	(3,355)	USD	4,407	4/1/22	–	(1)
DB	GBP	(459,000)	USD	615,939	6/15/22	13,146	–
TD	CAD	(1,295,000)	USD	1,014,378	6/15/22	–	(21,294)
Total Foreign Currency Exchange Contracts						$13,165	$(21,296)

Futures Contracts Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
(17)	E-mini S&P 500 Index	$(3,851,137)	$(3,654,943)	6/17/22	$(196,194)	$55,463
	E-mini S&P MidCap
(21)	400 Index	(5,647,320)	(5,376,644)	6/17/22	(270,676)	80,850
(16)	EURO STOXX 50 Index	(676,671)	(670,140)	6/17/22	(6,531)	7,191
(11)	FTSE 100 Index	(1,081,738)	(1,031,432)	6/17/22	(50,306)	4,397
(2)	MSCI EAFE Index	(214,440)	(202,851)	6/17/22	(11,589)	3,640
(5)	S&P/TSX 60 Index	(1,053,554)	(1,032,336)	6/16/22	(21,218)	9,823
Total Futures Contracts			$(11,968,346)		$(556,514)	$161,364

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
DB – Deutsche Bank
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services
LLC TD – TD Bank

Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

Summary of currencies: (continued)

GBP – British Pound Sterling
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 119.94% ♦
Communication Services – 8.96%
Alphabet Class A ~, †	600	$1,668,810
Comcast Class A ~	27,600	1,292,232
Meta Platforms Class A ~, †	5,900	1,311,924
		4,272,966
Consumer Discretionary – 14.29%
Booking Holdings ~, †	500	1,174,225
Darden Restaurants ~	9,800	1,302,910
Home Depot ~	5,900	1,766,047
TJX ~	16,800	1,017,744
Whirlpool ~	9,000	1,555,020
		6,815,946
Consumer Staples – 8.59%
Constellation Brands Class A ~	9,400	2,165,008
Mondelez International Class A ~	22,700	1,425,106
Sysco ~	6,200	506,230
		4,096,344
Energy – 9.58%
Chevron ~	20,500	3,338,015
Exxon Mobil ~	14,900	1,230,591
		4,568,606
Financials – 13.74%
American Express ~	9,300	1,739,100
Bank of America ~	44,200	1,821,924
BlackRock ~	2,400	1,834,008
JPMorgan Chase & Co. ~	8,500	1,158,720
		6,553,752
Healthcare – 14.20%
Amgen ~	3,200	773,824
Bristol-Myers Squibb ~	17,700	1,292,631
Merck & Co. ~	19,700	1,616,385
Pfizer ~	41,000	2,122,570
UnitedHealth Group ~	1,900	968,943
		6,774,353
Industrials – 15.64%
Boeing ~, †	5,500	1,053,250
CSX ~	59,200	2,217,040
Lockheed Martin ~	4,800	2,118,720
Raytheon Technologies ~	9,800	970,886
United Rentals ~, †	3,100	1,101,151
		7,461,047
Information Technology – 30.81%
Apple ~	12,700	2,217,547
Broadcom ~	8,000	5,037,440
Cisco Systems ~	39,600	2,208,096
Corning ~	71,100	2,624,301
First Solar ~, †	10,200	854,148
Texas Instruments ~	4,000	733,920
Visa Class A ~	4,600	1,020,142
		14,695,594
Materials – 2.00%
PPG Industries ~	7,300	956,811
		956,811
Utilities – 2.13%
NextEra Energy ~	12,000	1,016,520
		1,016,520
Total Common Stocks
(cost $44,540,852)		57,211,939

Short-Term Investments – 1.39%
Money Market Mutual Funds – 1.39%
BlackRock FedFund – Institutional
Shares (seven-day effective
yield 0.23%)	165,195	165,195
Fidelity Investments Money Market
Government Portfolio – Class I
(seven-day effective yield
0.12%)	165,195	165,195
GS Financial Square Government
Fund – Institutional Shares
(seven-day effective yield
0.25%)	165,195	165,195
Morgan Stanley Government
Portfolio – Institutional Share
Class (seven-day effective yield
0.23%)	165,196	165,196
Total Short-Term Investments
(cost $660,781)		660,781
Total Value of Securities Before
Options Written – 121.33%
(cost $45,201,633)		57,872,720
	Number of
	contracts
Options Written – (21.91%)
Equity Call Options – (21.91%)
Alphabet, strike price $2,300,
expiration date 1/20/23, notional
amount $(460,000)	(2)	(124,330)
Alphabet, strike price $2,350,
expiration date 1/20/23, notional
amount $(940,000)	(4)	(233,340)
American Express, strike price
$150, expiration date 1/20/23,
notional amount $(1,395,000)	(93)	(428,497)

Schedules of investments

Delaware Premium Income Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Amgen, strike price $180,
expiration date 1/20/23, notional
amount $(576,000)	(32)	$(207,040)
Apple, strike price $135, expiration
date 11/18/22, notional amount
$(1,714,500)	(127)	(573,087)
Bank of America, strike price $40,
expiration date 9/16/22, notional
amount $(1,768,000)	(442)	(183,430)
BlackRock, strike price $720,
expiration date 6/17/22, notional
amount $(1,728,000)	(24)	(156,960)
Boeing, strike price $190,
expiration date 1/20/23, notional
amount $(1,045,000)	(55)	(153,313)
Booking Holdings, strike price
$2,100, expiration date 1/20/23,
notional amount $(420,000)	(2)	(90,930)
Booking Holdings, strike price
$1,950, expiration date 9/16/22,
notional amount $(585,000)	(3)	(148,305)
Bristol-Myers Squibb, strike price
$62.5, expiration date 1/20/23,
notional amount $(1,106,250)	(177)	(218,595)
Broadcom, strike price $510,
expiration date 1/20/23, notional
amount $(1,989,000)	(39)	(574,860)
Broadcom, strike price $530,
expiration date 7/15/22, notional
amount $(2,173,000)	(41)	(465,760)
Chevron, strike price $115,
expiration date 1/20/23, notional
amount $(2,357,500)	(205)	(1,014,237)
Cisco Systems, strike price $50,
expiration date 1/20/23, notional
amount $(1,980,000)	(396)	(320,760)
Comcast, strike price $42.5,
expiration date 1/20/23, notional
amount $(1,173,000)	(276)	(184,230)
Constellation Brands, strike price
$200, expiration date 1/20/23,
notional amount $(1,880,000)	(94)	(380,700)
Corning, strike price $33,
expiration date 5/20/22, notional
amount $(1,815,000)	(550)	(248,875)
Corning, strike price $34,
expiration date 8/19/22, notional
amount $(547,400)	(161)	(70,438)
CSX, strike price $29.17,
expiration date 6/17/22, notional
amount $(1,726,864)	(592)	(506,160)
Darden Restaurants, strike price
$115, expiration date 1/20/23,
notional amount $(736,000)	(64)	(163,840)
Darden Restaurants, strike price
$125, expiration date 1/20/23,
notional amount $(425,000)	(34)	(65,790)
Exxon Mobil, strike price $72.5,
expiration date 7/15/22, notional
amount $(1,080,250)	(149)	(173,585)
First Solar, strike price $62.5,
expiration date 1/20/23, notional
amount $(637,500)	(102)	(269,535)
Home Depot, strike price $290,
expiration date 6/17/22, notional
amount $(1,711,000)	(59)	(121,688)
JPMorgan Chase & Co., strike
price $140, expiration date
1/20/23, notional amount
$(1,190,000)	(85)	(95,838)
Lockheed Martin, strike price $340,
expiration date 1/20/23, notional
amount $(1,632,000)	(48)	(517,680)
Merck & Co., strike price $67.5,
expiration date 1/20/23, notional
amount $(1,329,750)	(197)	(316,185)
Meta Platforms, strike price $220,
expiration date 1/20/23, notional
amount $(1,298,000)	(59)	(195,142)
Mondelez International, strike price
$52.50, expiration date 1/20/23,
notional amount $(1,191,750)	(227)	(274,670)
NextEra Energy, strike price $70,
expiration date 6/17/22, notional
amount $(840,000)	(120)	(184,800)
Pfizer, strike price $45, expiration
date 9/16/22, notional amount
$(1,845,000)	(410)	(328,000)
PPG Industries, strike price $130,
expiration date 5/20/22, notional
amount $(520,000)	(40)	(26,000)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
PPG Industries, strike price $140,
expiration date 1/20/23, notional
amount $(462,000)	(33)	$(32,670)
Raytheon Technologies, strike
price $80, expiration date
1/20/23, notional amount
$(400,000)	(50)	(107,625)
Raytheon Technologies, strike
price $80, expiration date
6/17/22, notional amount
$(384,000)	(48)	(93,120)
Sysco, strike price $65, expiration
date 1/20/23, notional amount
$(201,500)	(31)	(59,985)
Sysco, strike price $75, expiration
date 11/18/22, notional amount
$(232,500)	(31)	(34,100)
Texas Instruments, strike price
$145, expiration date 1/20/23,
notional amount $(580,000)	(40)	(178,000)
TJX, strike price $60, expiration
date 1/20/23, notional amount
$(1,008,000)	(168)	(113,400)
United Rentals, strike price $300,
expiration date 1/20/23, notional
amount $(930,000)	(31)	(260,710)
UnitedHealth Group, strike price
$410, expiration date 1/20/23,
notional amount $(779,000)	(19)	(225,577)
Visa, strike price $175, expiration
date 9/16/22, notional amount
$(805,000)	(46)	(234,370)
Whirlpool, strike price $200,
expiration date 1/20/23, notional
amount $(1,800,000)	(90)	(92,700)
Total Options Written
(premium received $10,467,555)		$(10,448,857)

♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Total Return Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities – 2.74%
Fannie Mae
4.50% 2/1/44	66,636	$70,376
Fannie Mae S.F. 15 yr
2.00% 2/1/36	160,451	156,021
Fannie Mae S.F. 20 yr
2.00% 3/1/41	67,142	63,015
2.50% 1/1/41	54,199	52,398
3.00% 3/1/33	359,003	355,635
Fannie Mae S.F. 30 yr
2.00% 12/1/50	65,242	60,768
2.00% 3/1/51	937,405	872,677
2.00% 6/1/51	805,304	750,254
2.50% 10/1/50	173,236	166,214
2.50% 7/1/51	248,566	237,478
2.50% 8/1/51	339,646	325,165
2.50% 9/1/51	228,428	218,239
2.50% 11/1/51	514,959	492,044
2.50% 12/1/51	123,132	117,640
2.50% 2/1/52	430,954	411,818
3.00% 3/1/50	121,707	119,802
3.00% 6/1/50	32,786	32,169
3.00% 5/1/51	13,444	13,242
3.00% 3/1/52	811,671	794,867
3.50% 12/1/47	421,733	425,386
3.50% 1/1/48	268,115	270,890
3.50% 8/1/50	82,000	82,865
3.50% 1/1/52	808,379	814,091
4.00% 3/1/47	228,907	237,078
4.50% 1/1/50	155,108	164,860
5.00% 7/1/47	100,331	108,495
6.00% 5/1/36	30,726	32,816
6.00% 6/1/37	11,159	12,452
6.00% 7/1/37	14,314	15,975
6.00% 8/1/37	15,320	17,017
6.00% 10/1/40	118,408	132,169
6.50% 11/1/33	73,965	79,401
6.50% 6/1/36	35,427	38,034
7.00% 3/1/32	99,607	103,988
7.00% 8/1/32	81,622	83,363
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/52	486,000	486,835
Freddie Mac S.F. 15 yr
2.00% 12/1/35	106,412	103,462
3.00% 3/1/35	158,897	160,540
Freddie Mac S.F. 20 yr
2.00% 3/1/41	77,300	72,541
2.50% 6/1/41	401,862	388,483
3.00% 9/1/40	126,185	125,250
3.00% 4/1/42	321,000	318,618
3.50% 9/1/35	337,115	341,582
Freddie Mac S.F. 30 yr
3.00% 11/1/46	66,220	65,823
3.00% 8/1/51	1,053,598	1,033,809
3.50% 8/1/49	351,086	353,631
4.00% 4/1/52	393,000	401,655
4.50% 10/1/40	291,255	310,179
GNMA I S.F. 30 yr
3.00% 8/15/45	302,931	301,387
GNMA II S.F. 30 yr
3.00% 12/20/51	124,013	122,767
3.00% 1/20/52	180,451	178,636
Total Agency Mortgage-Backed Securities
(cost $13,310,679)		12,693,900

Collateralized Debt Obligations – 0.28%
Octagon Investment
Partners 34
Series 2017-1A
A1 144A 1.394%
(LIBOR03M + 1.14%)
1/20/30 #, •	1,000,000	999,070
Venture 34 CLO
Series 2018-34A A
144A 1.471%
(LIBOR03M + 1.23%,
Floor 1.23%)
10/15/31 #, •	300,000	298,886
Total Collateralized Debt Obligations
(cost $1,297,941)		1,297,956

Convertible Bonds – 6.35%
Basic Industry – 0.14%
Ivanhoe Mines 144A
2.50% exercise price
$7.43, maturity date
4/15/26 #	450,000	647,100
		647,100
Capital Goods – 0.46%
Chart Industries 144A
1.00% exercise price
$58.73, maturity date
11/15/24 #	394,000	1,161,315
Danimer Scientific 144A
3.25% exercise price
$10.79, maturity date
12/15/26 #	184,000	151,340
Kaman 3.25% exercise
price $65.26, maturity
date 5/1/24	798,000	822,977
		2,135,632

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Communications — 0.75%
Cable One 1.125%
exercise price
$2,275.83, maturity date
3/15/28	1,028,000	$924,172
InterDigital 2.00% exercise
price $81.29, maturity
date 6/1/24	1,008,000	1,038,240
Liberty Broadband 144A
1.25% exercise price
$900.01, maturity date
9/30/50 #	1,132,000	1,089,550
Liberty Latin America
2.00% exercise price
$20.65, maturity date
7/15/24	480,000	437,700
		3,489,662
Consumer Cyclical — 0.55%
Cheesecake Factory
0.375% exercise price
$78.40, maturity date
6/15/26	772,000	694,800
Ford Motor 0.00% exercise
price $17.31, maturity
date 3/15/26 ^	650,000	771,550
fuboTV 144A 3.25%
exercise price $57.78,
maturity date 2/15/26 #	511,000	346,713
Spirit Airlines 1.00%
exercise price $49.07,
maturity date 5/15/26	803,000	724,306
		2,537,369
Consumer Non-Cyclical — 1.98%
BioMarin Pharmaceutical
0.599% exercise price
$124.67, maturity date
8/1/24	332,000	332,664
Chefs' Warehouse 1.875%
exercise price $44.20,
maturity date 12/1/24	1,094,000	1,156,905
Chegg 3.90% exercise
price $107.55, maturity
date 9/1/26 ^	1,012,000	831,864
Coherus Biosciences
1.50% exercise price
$19.26, maturity date
4/15/26	620,000	616,776
Collegium Pharmaceutical
2.625% exercise price
$29.19, maturity date
2/15/26	678,000	677,661
FTI Consulting 2.00%
exercise price $101.38,
maturity date 8/15/23	567,000	903,182
Integra
LifeSciences Holdings
0.50% exercise price
$73.67, maturity date
8/15/25	962,000	1,014,140
Ionis Pharmaceuticals
0.125% exercise price
$83.28, maturity date
12/15/24	771,000	695,057
Jazz Investments I 2.00%
exercise price $155.81,
maturity date 6/15/26	468,000	569,753
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	271,000	357,720
Paratek Pharmaceuticals
4.75% exercise price
$15.90, maturity date
5/1/24	1,210,000	1,071,455
Repay Holdings 144A
1.608% exercise price
$33.60, maturity date
2/1/26 #, ^	1,117,000	934,929
		9,162,106
Energy — 0.25%
Helix Energy Solutions
Group 6.75% exercise
price $6.97, maturity
date 2/15/26	995,000	1,144,946
		1,144,946
Media — 0.21%
DISH Network 3.375%
exercise price $65.18,
maturity date 8/15/26	1,097,000	989,494
		989,494
Real Estate Investment Trusts — 0.22%
Blackstone Mortgage Trust
4.75% exercise price
$36.23, maturity date
3/15/23	722,000	737,162
Summit Hotel Properties
1.50% exercise price
$11.99, maturity date
2/15/26	287,000	301,637
		1,038,799

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Technology — 1.32%
Block 0.125% exercise
price $121.01, maturity
date 3/1/25	489,000	$643,341
Microchip Technology
1.625% exercise price
$46.63, maturity date
2/15/27	440,000	945,725
ON Semiconductor
1.625% exercise price
$20.72, maturity date
10/15/23	402,000	1,216,854
Palo Alto Networks 0.75%
exercise price $266.35,
maturity date 7/1/23	466,000	1,091,838
Quotient Technology
1.75% exercise price
$17.36, maturity date
12/1/22	642,000	633,205
Travere Therapeutics
2.50% exercise price
$38.80, maturity date
9/15/25	735,000	768,075
Vishay Intertechnology
2.25% exercise price
$31.30, maturity date
6/15/25	381,000	380,543
Wolfspeed 144A 0.25%
exercise price $127.22,
maturity date 2/15/28 #	364,000	413,367
		6,092,948
Transportation — 0.22%
Seaspan 144A 3.75%
exercise price $13.01,
maturity date 12/15/25 #	829,000	1,033,349
		1,033,349
Utilities — 0.25%
NextEra Energy Partners
144A 0.357% exercise
price $75.96, maturity
date 11/15/25 #, ^	360,000	409,090
NRG Energy 2.75%
exercise price $44.53,
maturity date 6/1/48	670,000	737,662
		1,146,752
Total Convertible Bonds
(cost $26,419,271)		29,418,157

Corporate Bonds — 12.53%
Banking — 1.38%
Banco Continental 144A
2.75% 12/10/25 #	200,000	183,039
Banco Nacional de
Panama 144A 2.50%
8/11/30 #	205,000	181,459
Bank of America
2.482% 9/21/36 µ	430,000	370,376
2.551% 2/4/28 µ	190,000	181,729
2.972% 2/4/33 µ	5,000	4,690
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	20,000	20,530
BBVA Bancomer 144A
1.875% 9/18/25 #	200,000	190,809
Citigroup
3.07% 2/24/28 µ	340,000	331,522
4.00% 12/10/25 µ, ψ	10,000	9,625
Corp. Financiera de
Desarrollo 144A 2.40%
9/28/27 #	200,000	184,355
Credit Agricole 144A
2.811% 1/11/41 #	620,000	513,633
Credit Suisse Group 144A
2.593% 9/11/25 #, µ	250,000	241,696
Deutsche Bank 2.222%
9/18/24 µ	335,000	327,841
Goldman Sachs Group
1.542% 9/10/27 µ	533,000	487,868
3.102% 2/24/33 µ	5,000	4,718
3.615% 3/15/28 µ	70,000	69,989
JPMorgan Chase & Co.
1.47% 9/22/27 µ	5,000	4,614
2.545% 11/8/32 µ	200,000	183,024
2.963% 1/25/33 µ	480,000	453,019
3.328% 4/22/52 µ	5,000	4,644
4.60% 2/1/25 µ, ψ	30,000	28,988
Morgan Stanley
2.475% 1/21/28 µ	190,000	181,414
2.484% 9/16/36 µ	284,000	243,962
5.00% 11/24/25	110,000	116,058
NBK SPC 144A 1.625%
9/15/27 #, µ	205,000	187,791
PNC Financial Services
Group 2.60% 7/23/26	130,000	128,204
QNB Finance 2.625%
5/12/25	200,000	195,890
State Street 2.203%
2/7/28 µ	10,000	9,594

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 2/2/31	15,000	$12,947
4.00% 5/15/26 µ, ψ	405,000	375,131
Truist Bank 2.636%
9/17/29 µ	275,000	270,579
Truist Financial
1.887% 6/7/29 µ	20,000	18,199
4.95% 9/1/25 µ, ψ	30,000	30,795
US Bancorp
1.45% 5/12/25	30,000	28,707
2.215% 1/27/28 µ	5,000	4,782
2.491% 11/3/36 µ	10,000	8,984
2.677% 1/27/33 µ	320,000	304,577
3.00% 7/30/29	290,000	284,522
		6,380,304
Banks — 0.16%
Barclays 5.20% 5/12/26	200,000	208,345
Citigroup 4.45% 9/29/27	375,000	387,434
JPMorgan Chase & Co.
4.023% 12/5/24 µ	150,000	152,466
		748,245
Basic Industry — 0.49%
AngloGold Ashanti
Holdings 3.75%
10/1/30	200,000	187,389
Artera Services 144A
9.033% 12/4/25 #	130,000	130,052
Avient 144A 5.75%
5/15/25 #	144,000	148,075
Chemours 144A 5.75%
11/15/28 #	260,000	252,910
Corp Nacional del Cobre
de Chile 144A 3.15%
1/14/30 #	657,000	633,078
INEOS Quattro Finance 2
144A 3.375% 1/15/26 #	200,000	186,460
New Gold 144A 7.50%
7/15/27 #	220,000	228,507
Newmont
2.25% 10/1/30	125,000	114,397
2.60% 7/15/32	20,000	18,425
2.80% 10/1/29	100,000	95,781
OCP 144A 3.75%
6/23/31 #	200,000	181,976
Westlake 3.125% 8/15/51	105,000	86,658
		2,263,708
Basic Materials — 0.12%
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	199,906
144A 7.50% 4/1/25 #	365,000	370,928
		570,834
Brokerage — 0.01%
Charles Schwab 5.375%
6/1/25 µ, ψ	25,000	25,875
		25,875
Capital Goods — 0.40%
Boeing 3.25% 2/1/28	285,000	275,090
Intertape Polymer Group
144A 4.375% 6/15/29 #	235,000	242,340
Madison IAQ 144A 5.875%
6/30/29 #	180,000	161,800
Teledyne Technologies
0.95% 4/1/24	115,000	110,475
2.25% 4/1/28	30,000	27,889
2.75% 4/1/31	310,000	287,782
Terex 144A 5.00%
5/15/29 #	260,000	249,687
TK Elevator US Newco
144A 5.25% 7/15/27 #	235,000	232,704
TransDigm 144A 6.25%
3/15/26 #	260,000	267,246
		1,855,013
Communication Services — 0.03%
AT&T 3.10% 2/1/43	136,000	117,757
		117,757
Communications — 1.28%
Altice Financing 144A
5.00% 1/15/28 #	200,000	179,635
Altice France 144A 5.50%
10/15/29 #	215,000	193,208
Altice France Holding
144A 6.00% 2/15/28 #	280,000	242,056
AT&T
1.70% 3/25/26	110,000	104,287
3.50% 6/1/41	84,000	77,558
3.50% 9/15/53	285,000	251,160
Cellnex Finance 144A
3.875% 7/7/41 #	250,000	203,547
Charter Communications
Operating
3.85% 4/1/61	120,000	96,852
4.40% 12/1/61	290,000	253,479
Comcast 3.20% 7/15/36	440,000	421,739

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Consolidated
Communications
144A 5.00% 10/1/28 #	110,000	$94,879
144A 6.50% 10/1/28 #	110,000	101,629
Discovery
Communications 4.00%
9/15/55	235,000	203,619
Frontier Communications
Holdings
144A 5.875%
10/15/27 #	370,000	367,980
144A 6.75% 5/1/29 #	110,000	105,752
Magallanes
144A 3.755% 3/15/27 #	305,000	304,954
144A 4.054% 3/15/29 #	5,000	5,031
144A 4.279% 3/15/32 #	5,000	5,028
144A 5.141% 3/15/52 #	15,000	15,382
Millicom International
Cellular 144A 4.50%
4/27/31 #	200,000	186,516
Ooredoo International
Finance 144A 5.00%
10/19/25 #	267,000	284,859
Rogers Communications
144A 3.80% 3/15/32 #	220,000	218,572
144A 4.55% 3/15/52 #	10,000	9,971
Sprint 7.125% 6/15/24	295,000	316,771
Time Warner Cable 7.30%
7/1/38	110,000	133,843
Time Warner
Entertainment 8.375%
3/15/23	55,000	57,935
T-Mobile USA
1.50% 2/15/26	15,000	14,011
2.55% 2/15/31	305,000	277,056
2.625% 4/15/26	120,000	114,770
3.00% 2/15/41	195,000	165,353
3.375% 4/15/29	120,000	114,300
3.50% 4/15/25	20,000	20,153
3.75% 4/15/27	20,000	20,150
Verizon Communications
144A 2.355% 3/15/32 #	135,000	122,161
3.40% 3/22/41	30,000	28,203
3.875% 3/1/52	10,000	10,079
4.50% 8/10/33	245,000	263,516
Vodafone Group
4.25% 9/17/50	115,000	115,009
4.875% 6/19/49	130,000	141,915
Zayo Group Holdings
144A 6.125% 3/1/28 #	75,000	67,273
		5,910,191
Consumer Cyclical — 1.23%
Allison Transmission 144A
5.875% 6/1/29 #	400,000	408,644
Aptiv
3.10% 12/1/51	323,000	257,508
3.25% 3/1/32	5,000	4,745
Asbury Automotive Group
144A 4.625%
11/15/29 #	70,000	65,274
4.75% 3/1/30	85,000	80,329
AutoNation 3.85% 3/1/32	5,000	4,847
B2W Digital 144A 4.375%
12/20/30 #	200,000	172,546
Bath & Body Works
6.875% 11/1/35	245,000	252,817
6.95% 3/1/33	169,000	174,888
Caesars Entertainment
144A 6.25% 7/1/25 #	410,000	423,825
Carnival
144A 5.75% 3/1/27 #	310,000	296,050
144A 7.625% 3/1/26 #	300,000	302,310
Fertitta Entertainment
144A 6.75% 1/15/30 #	130,000	119,761
Ford Motor Credit
2.90% 2/16/28	350,000	317,063
3.375% 11/13/25	270,000	264,203
4.542% 8/1/26	285,000	285,057
General Motors
5.40% 10/2/23	15,000	15,527
6.125% 10/1/25	15,000	16,117
General Motors Financial
1.017% (SOFR +
0.76%) 3/8/24 •	135,000	134,113
3.10% 1/12/32	100,000	90,004
4.35% 4/9/25	75,000	76,354
5.25% 3/1/26	165,000	172,979
Hutama Karya Persero
144A 3.75% 5/11/30 #	400,000	402,792
Levi Strauss & Co. 144A
3.50% 3/1/31 #	213,000	195,508
Lowe's 4.25% 4/1/52	10,000	10,359
MGM Growth Properties
Operating Partnership
144A 3.875% 2/15/29 #	120,000	118,129
Murphy Oil USA 144A
3.75% 2/15/31 #	225,000	205,782
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	394,000	376,138
Scientific Games
International
144A 7.25% 11/15/29 #	75,000	78,723
144A 8.25% 3/15/26 #	207,000	215,539

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Six Flags Entertainment
144A 4.875% 7/31/24 #	150,000	$150,180
		5,688,111
Consumer Non-Cyclical — 1.01%
AbbVie
2.60% 11/21/24	30,000	29,820
4.05% 11/21/39	10,000	10,304
4.25% 11/21/49	30,000	31,246
Amgen 2.80% 8/15/41	295,000	254,092
Anheuser-Busch InBev
Worldwide
4.50% 6/1/50	130,000	139,338
4.70% 2/1/36	25,000	26,881
BAT Capital 2.259%
3/25/28	40,000	35,962
BAT International Finance
1.668% 3/25/26	55,000	50,538
Baxter International 144A
3.132% 12/1/51 #	16,000	13,731
Biogen 3.15% 5/1/50	365,000	299,929
Bristol-Myers Squibb
2.35% 11/13/40	245,000	207,276
3.70% 3/15/52	285,000	287,283
Bunge Finance 2.75%
5/14/31	400,000	368,661
Central American Bottling
144A 5.25% 4/27/29 #	200,000	199,286
CVS Health
2.70% 8/21/40	295,000	252,280
3.25% 8/15/29	280,000	276,770
3.75% 4/1/30	15,000	15,283
4.30% 3/25/28	6,000	6,287
Gilead Sciences 4.15%
3/1/47	30,000	30,981
Global Payments 2.90%
11/15/31	10,000	9,123
HCA 144A 3.125%
3/15/27 #	340,000	332,746
InRetail Consumer 144A
3.25% 3/22/28 #	200,000	187,911
JBS USA LUX
144A 3.00% 2/2/29 #	230,000	213,216
144A 6.50% 4/15/29 #	287,000	304,587
Pilgrim's Pride 144A
4.25% 4/15/31 #	130,000	120,527
Post Holdings 144A 5.50%
12/15/29 #	418,000	402,839
Regeneron
Pharmaceuticals 1.75%
9/15/30	15,000	13,036
Royalty Pharma
1.20% 9/2/25	285,000	262,476
1.75% 9/2/27	190,000	172,759
Viatris
1.65% 6/22/25	5,000	4,658
2.30% 6/22/27	5,000	4,559
2.70% 6/22/30	115,000	101,313
4.00% 6/22/50	10,000	8,434
		4,674,132
Electric — 0.18%
NextEra Energy Capital
Holdings 3.00%
1/15/52	415,000	355,331
Southern California Edison
4.00% 4/1/47	35,000	33,765
4.20% 3/1/29	150,000	155,514
4.875% 3/1/49	90,000	96,066
UEP Penonome II 144A
6.50% 10/1/38 #	192,384	183,114
		823,790
Energy — 1.77%
Ascent Resources Utica
Holdings
144A 5.875% 6/30/29 #	195,000	193,054
144A 7.00% 11/1/26 #	95,000	97,583
BP Capital Markets
America
2.721% 1/12/32	15,000	14,135
3.06% 6/17/41	430,000	386,850
Callon Petroleum 144A
8.00% 8/1/28 #	65,000	68,633
CNX Midstream Partners
144A 4.75% 4/15/30 #	75,000	70,320
CNX Resources
144A 6.00% 1/15/29 #	165,000	166,865
144A 7.25% 3/14/27 #	120,000	127,162
ConocoPhillips 3.80%
3/15/52	255,000	260,099
Continental Resources
4.375% 1/15/28	405,000	411,205
Crestwood Midstream
Partners
144A 5.625% 5/1/27 #	66,000	65,533
144A 6.00% 2/1/29 #	171,000	170,714
DCP Midstream Operating
5.125% 5/15/29	235,000	242,166
Devon Energy 4.75%
5/15/42	5,000	5,302

Schedules of investments
Delaware Total Return Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
3.125% 3/24/31		300,000	$287,021
4.25% 3/15/52		5,000	4,955
Enbridge
0.608% (SOFR +
0.40%) 2/17/23 •		160,000	159,869
2.50% 8/1/33		310,000	275,851
Energy Transfer
5.25% 4/15/29		50,000	53,441
6.25% 4/15/49		55,000	63,354
6.50% 11/15/26 µ, ψ		180,000	177,354
Enterprise Products
Operating
3.20% 2/15/52		360,000	304,831
3.30% 2/15/53		5,000	4,283
EQM Midstream Partners
144A 4.75% 1/15/31 #		145,000	135,794
Equinor 1.75% 1/22/26		15,000	14,376
Genesis Energy
7.75% 2/1/28		340,000	342,312
8.00% 1/15/27		235,000	242,008
KazTransGas JSC 144A
4.375% 9/26/27 #		579,000	524,342
MPLX
1.75% 3/1/26		15,000	14,075
4.125% 3/1/27		290,000	297,022
Murphy Oil 6.375%
7/15/28		385,000	401,060
NuStar Logistics 5.625%
4/28/27		205,000	201,013
Occidental Petroleum
6.45% 9/15/36		65,000	76,479
6.60% 3/15/46		210,000	247,194
6.625% 9/1/30		105,000	120,619
PDC Energy 5.75%
5/15/26		280,000	284,277
PTTEP Treasury Center
144A 2.587% 6/10/27 #		200,000	191,837
Qatar Energy 144A 2.25%
7/12/31 #		200,000	184,495
Sabine Pass Liquefaction
5.625% 3/1/25		40,000	42,318
5.75% 5/15/24		275,000	287,956
Southwestern Energy
7.75% 10/1/27		234,000	248,008
TechnipFMC 144A 6.50%
2/1/26 #		293,000	304,160
Tengizchevroil Finance Co
International 144A
2.625% 8/15/25 #		200,000	177,500
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #		150,000	140,915
Weatherford International
144A 8.625% 4/30/30 #		13,000	13,215
Western Midstream
Operating 4.75%
8/15/28		110,000	113,736
			8,215,291
Finance Companies – 0.05%
Ally Financial 4.70%
5/15/26 µ, ψ		20,000	18,889
Jefferies Group 2.625%
10/15/31		240,000	216,789
			235,678
Financials – 0.68%
AerCap Ireland Capital
DAC 4.45% 4/3/26		345,000	348,914
Air Lease
2.875% 1/15/26		195,000	188,460
2.875% 1/15/32		175,000	156,896
3.00% 2/1/30		45,000	41,505
3.375% 7/1/25		15,000	14,801
4.125% 12/15/26 µ, ψ		10,000	8,525
Ally Financial 8.00%
11/1/31		35,000	43,983
Aviation Capital Group
144A 1.95% 1/30/26 #		465,000	427,634
Avolon Holdings Funding
144A 3.25% 2/15/27 #		10,000	9,422
144A 3.95% 7/1/24 #		75,000	74,815
Banco del Estado de Chile
144A 2.704% 1/9/25 #		280,000	278,141
Bank of Georgia 144A
6.00% 7/26/23 #		255,000	248,625
Castlelake Aviation
Finance DAC 144A
5.00% 4/15/27 #		200,000	178,914
DAE Sukuk DIFC 144A
3.75% 2/15/26 #		200,000	195,365
Development Bank of
Kazakhstan 144A
10.95% 5/6/26 #	KZT	100,000,000	178,304
Hightower Holding 144A
6.75% 4/15/29 #		135,000	132,286
MAF Sukuk 3.933%
2/28/30		200,000	200,160
Midcap Financial Issuer
Trust
144A 5.625% 1/15/30 #		200,000	177,115
144A 6.50% 5/1/28 #		200,000	188,382

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
SVB Financial Group
1.80% 10/28/26	10,000	$9,306
US Bancorp 3.70%
1/15/27 µ, ψ	10,000	9,075
Wells Fargo & Co.
3.526% 3/24/28 µ	5,000	4,994
3.90% 3/15/26 µ, ψ	35,000	33,571
		3,149,193
Healthcare – 0.40%
Bausch Health 144A
6.25% 2/15/29 #	380,000	312,210
CHS 144A 4.75%
2/15/31 #	105,000	99,371
DaVita 144A 4.625%
6/1/30 #	195,000	182,364
Encompass Health 4.75%
2/1/30	30,000	28,850
Hadrian Merger Sub 144A
8.50% 5/1/26 #	295,000	297,299
HCA
5.375% 2/1/25	215,000	223,975
5.875% 2/1/29	250,000	273,705
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	120,000	123,753
Tenet Healthcare 144A
6.125% 10/1/28 #	295,000	300,120
		1,841,647
Information Technology – 0.01%
Autodesk 2.40% 12/15/31	25,000	22,333
Broadcom 144A 3.419%
4/15/33 #	11,000	10,287
CDW 3.276% 12/1/28	15,000	14,157
		46,777
Insurance – 0.55%
Aon 2.90% 8/23/51	230,000	191,420
Arthur J Gallagher & Co.
3.50% 5/20/51	440,000	392,654
Athene Global Funding
144A 1.00% 4/16/24 #	95,000	90,914
Athene Holding 3.95%
5/25/51	340,000	311,726
Brighthouse Financial
3.85% 12/22/51	265,000	221,647
5.625% 5/15/30	15,000	16,475
Brown & Brown 4.95%
3/17/52	10,000	10,707
GA Global Funding Trust
144A 1.00% 4/8/24 #	470,000	450,277
HUB International 144A
5.625% 12/1/29 #	138,000	132,052
Jackson Financial
144A 3.125%
11/23/31 #	10,000	9,117
144A 4.00% 11/23/51 #	10,000	8,475
NFP 144A 6.875%
8/15/28 #	145,000	138,659
USI 144A 6.875% 5/1/25 #	585,000	587,919
		2,562,042
Media – 0.65%
AMC Networks 4.25%
2/15/29	650,000	607,425
CCO Holdings
4.50% 5/1/32	65,000	59,546
144A 5.375% 6/1/29 #	335,000	335,588
Clear Channel Outdoor
Holdings 144A 7.50%
6/1/29 #	135,000	134,869
CSC Holdings
144A 3.375% 2/15/31 #	495,000	417,674
144A 5.00% 11/15/31 #	280,000	235,116
Directv Financing 144A
5.875% 8/15/27 #	135,000	132,985
Gray Escrow II 144A
5.375% 11/15/31 #	30,000	28,725
Gray Television 144A
4.75% 10/15/30 #	125,000	116,262
Nielsen Finance
144A 4.50% 7/15/29 #	55,000	54,984
144A 4.75% 7/15/31 #	185,000	185,179
Sirius XM Radio 144A
4.00% 7/15/28 #	325,000	309,190
Terrier Media Buyer 144A
8.875% 12/15/27 #	200,000	203,744
VZ Secured Financing
144A 5.00% 1/15/32 #	200,000	187,305
		3,008,592
Real Estate Investment Trusts – 0.18%
Crown Castle International
1.05% 7/15/26	485,000	438,850
Iron Mountain 144A 5.25%
3/15/28 #	375,000	370,612
MGM Growth Properties
Operating Partnership
5.75% 2/1/27	35,000	37,122
		846,584
Services – 0.18%
NESCO Holdings II 144A
5.50% 4/15/29 #	80,000	78,699

Schedules of investments
Delaware Total Return Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Prime Security Services
Borrower 144A 5.75%
4/15/26 #	298,000	$304,347
United Rentals North
America 5.25% 1/15/30	220,000	227,278
Univar Solutions USA
144A 5.125% 12/1/27 #	230,000	230,219
		840,543
Technology – 0.78%
Broadcom
144A 3.137%
11/15/35 #	4,000	3,532
144A 3.469% 4/15/34 #	355,000	329,519
CDW 2.67% 12/1/26	5,000	4,722
Fidelity National
Information Services
1.65% 3/1/28	470,000	421,415
Fiserv 3.20% 7/1/26	315,000	313,823
Global Payments
2.15% 1/15/27	10,000	9,402
2.65% 2/15/25	147,000	143,980
Go Daddy Operating 144A
3.50% 3/1/29 #	235,000	216,421
Microchip Technology
0.972% 2/15/24	345,000	330,884
144A 0.983% 9/1/24 #	125,000	118,454
Micron Technology 2.703%
4/15/32	10,000	9,069
MSCI 144A 3.625%
11/1/31 #	200,000	188,563
NXP
144A 3.125% 2/15/42 #	10,000	8,628
144A 3.25% 5/11/41 #	90,000	79,609
144A 4.875% 3/1/24 #	285,000	292,975
Oracle 2.95% 4/1/30	30,000	27,713
PayPal Holdings 2.65%
10/1/26	440,000	433,428
SS&C Technologies 144A
5.50% 9/30/27 #	240,000	242,100
VMware 1.00% 8/15/24	475,000	453,300
Workday
3.70% 4/1/29	5,000	5,016
3.80% 4/1/32	5,000	4,997
		3,637,550
Transportation – 0.37%
Canadian Pacific Railway
2.45% 12/2/31	5,000	4,650
3.00% 12/2/41	5,000	4,509
Delta Air Lines 7.375%
1/15/26	131,000	142,410
Mileage Plus Holdings
144A 6.50% 6/20/27 #	345,000	360,094
Rutas 2 and 7 Finance
144A 3.08% 9/30/36 #,
^	302,000	219,589
Seaspan 144A 5.50%
8/1/29 #	115,000	107,761
Southwest Airlines 5.125%
6/15/27	35,000	37,462
Union Pacific
2.80% 2/14/32	440,000	422,997
3.50% 2/14/53	5,000	4,907
United Airlines
144A 4.375% 4/15/26 #	80,000	78,800
144A 4.625% 4/15/29 #	95,000	90,461
VistaJet Malta Finance
144A 6.375% 2/1/30 #	275,000	259,105
		1,732,745
Utilities – 0.62%
Calpine
144A 4.50% 2/15/28 #	95,000	92,834
144A 5.00% 2/1/31 #	220,000	200,575
144A 5.25% 6/1/26 #	71,000	71,448
CenterPoint Energy 1.45%
6/1/26	345,000	320,236
Duke Energy 4.875%
9/16/24 µ, ψ	320,000	324,202
Entergy Mississippi 2.85%
6/1/28	90,000	86,697
Entergy Texas 3.55%
9/30/49	185,000	174,877
Evergy Kansas Central
3.45% 4/15/50	35,000	32,847
Eversource Energy 2.90%
3/1/27	10,000	9,816
Infraestructura Energetica
Nova 144A 3.75%
1/14/28 #	275,000	272,166
Pacific Gas and Electric
2.10% 8/1/27	330,000	297,073
3.25% 6/1/31	5,000	4,530
3.30% 8/1/40	270,000	221,562
4.95% 7/1/50	43,000	40,670
PG&E 5.25% 7/1/30	130,000	126,256
Sempra Energy 4.875%
10/15/25 µ, ψ	20,000	20,150
Sociedad de Transmision
Austral 144A 4.00%
1/27/32 #	200,000	194,306
Southern California Edison
3.45% 2/1/52	137,000	123,417

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 7.00% 12/15/26 #,
µ, ψ		170,000	$165,802
144A 8.00% 10/15/26 #,
µ, ψ		105,000	106,181
			2,885,645
Total Corporate Bonds
(cost $61,508,107)			58,060,247

Non-Agency Asset-Backed Securities – 0.17%
Diamond Infrastructure
Funding
Series 2021-1A A 144A
1.76% 4/15/49 #		150,000	135,816
Domino's Pizza Master
Issuer
Series 2021-1A A2I
144A 2.662% 4/25/51 #		148,875	138,025
Taco Bell Funding
Series 2021-1A A2I
144A 1.946% 8/25/51 #		269,325	243,576
Trafigura Securitisation
Finance
Series 2021-1A
A2 144A 1.08%
1/15/25 #		300,000	285,861
Total Non-Agency Asset-Backed Securities
(cost $868,175)			803,278

Non-Agency Commercial Mortgage-Backed Securities – 1.34%
BANK
Series 2019-
BN21 A5 2.851%
10/17/52		100,000	96,556
Series 2020-
BN25 A5 2.649%
1/15/63		500,000	475,185
Series 2021-
BN36 A5 2.47% 9/15/64		776,000	725,527
Series 2022-
BNK40 A4 3.507%
3/15/64 •		500,000	503,459
Benchmark Mortgage
Trust
Series 2020-
B17 A5 2.289% 3/15/53		500,000	461,954
Series 2020-
B20 A5 2.034%
10/15/53		400,000	360,783
Series 2022-
B33 A5 3.458% 3/15/55		500,000	504,759
Cantor Commercial Real
Estate Lending
Series 2019-
CF2 A5 2.874%
11/15/52		350,000	337,158
Citigroup Commercial
Mortgage Trust
Series 2019-
C7 A4 3.102% 12/15/72		500,000	488,547
GS Mortgage Securities
Trust
Series 2017-
GS5 A4 3.674% 3/10/50		350,000	352,796
Series 2017-
GS6 A3 3.433% 5/10/50		350,000	349,318
Series 2019-
GC42 A4 3.001% 9/1/52		500,000	486,026
JPM-DB Commercial
Mortgage Securities
Trust
Series 2017-
C7 A5 3.409% 10/15/50		350,000	350,675
Morgan Stanley Bank of
America Merrill Lynch
Trust
Series 2016-
C29 A4 3.325% 5/15/49		350,000	347,519
Wells Fargo Commercial
Mortgage Trust
Series 2016-
BNK1 A3 2.652%
8/15/49		350,000	339,653
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $6,666,467)			6,179,915

Sovereign Bonds – 1.62%Δ
Angola – 0.04%
Angolan Government
International Bond
9.375% 5/8/48		200,000	197,220
			197,220
Armenia – 0.04%
Republic of Armenia
International Bond
144A 3.60% 2/2/31 #		200,000	158,923
			158,923
Chile – 0.02%
Bonos de la Tesoreria de
la Republica en pesos
144A 2.80% 10/1/33 #	CLP	65,000,000	60,046

Schedules of investments
Delaware Total Return Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Chile (continued)
Bonos de la Tesoreria de
la Republica en pesos
5.00% 3/1/35	CLP	30,000,000	$34,103
			94,149
Colombia – 0.15%
Colombia Government
International Bonds
4.125% 2/22/42		217,000	170,076
5.20% 5/15/49		200,000	171,204
Colombian TES 7.00%
6/30/32	COP	1,635,100,000	358,229
			699,509
Dominican Republic – 0.18%
Dominican Republic
International Bond
144A 4.50% 1/30/30 #		913,000	839,969
			839,969
Egypt – 0.04%
Egypt Government
International Bond
5.25% 10/6/25		200,000	193,280
			193,280
Honduras – 0.04%
Honduras Government
International Bond
144A 5.625% 6/24/30 #		200,000	182,000
			182,000
Indonesia – 0.03%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,768,000,000	121,609
			121,609
Ivory Coast – 0.11%
Ivory Coast Government
International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	195,463
144A 6.125% 6/15/33 #		234,000	227,313
144A 6.875% 10/17/40 #	EUR	100,000	100,900
			523,676
Mongolia – 0.06%
Mongolia Government
International Bond
144A 5.625% 5/1/23 #		269,000	271,353
			271,353
Morocco – 0.12%
Morocco Government
International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	288,062
Morocco Government
International Bonds
144A 2.375% 12/15/27 #		300,000	274,494
			562,556
Nigeria – 0.04%
Nigeria Government
International Bond
144A 8.375% 3/24/29 #		200,000	202,376
			202,376
North Macedonia – 0.02%
North Macedonia
Government
International Bond
144A 3.675% 6/3/26 #	EUR	100,000	110,661
			110,661
Paraguay – 0.21%
Paraguay Government
International Bond
144A 4.95% 4/28/31 #		742,000	778,180
5.60% 3/13/48		200,000	205,702
			983,882
Peru – 0.11%
Peru Government Bond
6.95% 8/12/31	PEN	743,000	207,362
Peruvian Government
International Bonds
2.392% 1/23/26		300,000	291,657
			499,019
Romania – 0.02%
Romanian Government
International Bond
144A 2.625% 12/2/40 #	EUR	100,000	84,524
			84,524
Senegal – 0.04%
Senegal Government
International Bond
144A 6.25% 5/23/33 #		200,000	189,290
			189,290
Serbia – 0.10%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	167,910
144A 3.125% 5/15/27 #	EUR	250,000	270,078
			437,988

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa – 0.08%
Republic of South Africa
Government
International Bond
5.65% 9/27/47		400,000	$350,258
			350,258
Uruguay – 0.05%
Uruguay Government
International Bonds
4.50% 8/14/24		69,000	71,157
9.875% 6/20/22	UYU	6,623,000	161,609
			232,766
Uzbekistan – 0.12%
Republic of Uzbekistan
International Bonds
144A 3.90% 10/19/31 #		200,000	177,210
144A 4.75% 2/20/24 #		374,000	375,180
			552,390
Total Sovereign Bonds
(cost $8,095,937)			7,487,398

Supranational Banks – 0.19%
Banque Ouest Africaine de
Developpement
144A 4.70% 10/22/31 #		306,000	303,139
Central American Bank for
Economic Integration
144A 2.00% 5/6/25 #		400,000	388,476
European Investment
Bank
5.50% 1/23/23	MXN	3,931,000	192,123
Total Supranational Banks
(cost $895,295)			883,738

US Treasury Obligations – 1.83%
US Treasury Bonds
1.75% 8/15/41		365,000	316,580
1.875% 11/15/51		195,000	171,112
2.00% 11/15/41		185,000	167,454
2.25% 8/15/46		1,035,000	969,100
2.375% 2/15/42		170,000	164,023
4.375% 2/15/38		780,000	987,401
US Treasury Note
1.875% 2/15/32		90,000	86,442
US Treasury Notes
1.50% 2/15/25		1,900,000	1,847,008
1.50% 1/31/27		2,155,000	2,059,709
1.875% 2/28/29		1,330,000	1,284,177
2.50% 3/31/27		240,000	240,544
US Treasury Strip Principal
2.225% 5/15/44 ^		335,000	187,046
Total US Treasury Obligations
(cost $8,867,498)			8,480,596

		Number of
		shares
Common Stocks – 62.29%
Banks – 0.58%
US Bancorp		50,600	$2,689,390
			2,689,390
Basic Materials – 0.30%
Dow		21,716	1,383,744
			1,383,744
Biotechnology – 0.15%
Amgen		2,801	677,338
			677,338
Communication Services – 1.93%
Alphabet Class C †		594	1,659,036
AT&T		103,369	2,442,609
KDDI		25,500	836,059
Orange		46,630	552,160
Publicis Groupe		8,750	531,070
Walt Disney †		21,313	2,923,291
			8,944,225
Communications – 2.42%
Alphabet Class A †		560	1,557,556
eBay		14,404	824,773
Meta Platforms Class A †		5,424	1,206,081
Motorola Solutions		12,306	2,980,513
Verizon Communications		91,102	4,640,736
			11,209,659
Consumer Discretionary – 7.81%
adidas AG		4,540	1,057,938
Amazon.com †		1,353	4,410,712
Best Buy		17,815	1,619,384
Buckle		42,047	1,389,233
Dollar General		12,807	2,851,222
Dollar Tree †		18,100	2,898,715
Ethan Allen Interiors		24,292	633,292
H & M Hennes & Mauritz
Class B		28,310	380,137
Home Depot		9,246	2,767,605
Lowe's		11,190	2,262,506
NIKE Class B		12,779	1,719,542
PulteGroup		3,220	134,918
Ross Stores		17,728	1,603,675
Sodexo		13,350	1,086,369
Sturm Ruger & Co.		6,656	463,391
Swatch Group		4,570	1,295,705

Schedules of investments
Delaware Total Return Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tesla †	1,423	$1,533,425
TJX	76,900	4,658,602
Tractor Supply	9,717	2,267,656
Ulta Beauty †	2,851	1,135,325
		36,169,352
Consumer Staples – 4.20%
Altria Group	45,750	2,390,438
Archer-Daniels-Midland	32,200	2,906,372
Asahi Group Holdings	7,400	269,512
Conagra Brands	88,200	2,960,874
Danone	16,140	891,622
Diageo	34,330	1,741,375
Essity Class B	36,870	870,096
Kao	21,900	894,191
Kellogg	10,868	700,877
Koninklijke Ahold Delhaize	33,690	1,083,656
Nestle	12,860	1,672,040
Philip Morris International	25,706	2,414,822
Seven & i Holdings	13,800	657,945
		19,453,820
Electric – 0.24%
NRG Energy	28,927	1,109,640
		1,109,640
Energy – 3.73%
Chevron	7,847	1,277,727
ConocoPhillips	54,195	5,419,500
Devon Energy	20,717	1,224,996
Enphase Energy †	948	191,287
EOG Resources	6,278	748,526
Exxon Mobil	39,210	3,238,354
Kinder Morgan	113,843	2,152,771
Marathon Petroleum	19,601	1,675,886
Williams	40,710	1,360,121
		17,289,168
Financials – 4.61%
Ameriprise Financial	5,162	1,550,458
BlackRock	2,834	2,165,658
Blackstone	16,320	2,071,661
Diamond Hill Investment Group	3,043	569,954
Discover Financial Services	30,470	3,357,489
Invesco	58,795	1,355,813
New Residential Investment	60,869	668,342
Principal Financial Group	29,696	2,179,983
Prudential Financial	20,045	2,368,718
S&P Global	3,013	1,235,872
Synchrony Financial	32,417	1,128,436
Truist Financial	47,400	2,687,580
		21,339,964
Healthcare – 9.01%
AbbVie	19,314	3,130,993
AmerisourceBergen	14,241	2,203,225
Baxter International	36,600	2,837,964
Bristol-Myers Squibb	35,695	2,606,806
Cigna	11,800	2,827,398
CVS Health	25,900	2,621,339
Eli Lilly & Co.	752	215,350
Fresenius Medical Care AG &
Co.	16,790	1,125,112
Gilead Sciences	9,766	580,589
Hologic †	10,654	818,440
Johnson & Johnson	37,791	6,697,699
Merck & Co.	65,330	5,360,327
Molina Healthcare †	4,348	1,450,449
Novo Nordisk Class B	13,310	1,476,294
Pfizer	59,511	3,080,884
Roche Holding	2,770	1,095,983
Smith & Nephew	88,190	1,402,651
UnitedHealth Group	1,661	847,060
Viatris	125,526	1,365,723
		41,744,286
Industrials – 3.39%
Dover	17,953	2,816,826
Honeywell International	14,684	2,857,213
Intertek Group	9,050	617,371
Knorr-Bremse	6,900	528,933
Lockheed Martin	4,236	1,869,770
Makita	15,900	508,746
Northrop Grumman	6,200	2,772,764
Raytheon Technologies	28,132	2,787,037
Securitas Class B	82,080	925,971
		15,684,631
Information Technology – 9.44%
Amadeus IT Group †	24,750	1,609,198
Apple	69,974	12,218,160
Applied Materials	4,575	602,985
Cisco Systems	87,007	4,851,510
Cognizant Technology Solutions
Class A	31,245	2,801,739
HP	60,413	2,192,992
International Business Machines	9,059	1,177,851
Microsoft	32,935	10,154,190
Monolithic Power Systems	4,028	1,956,319
NetApp	23,981	1,990,423
NVIDIA	5,239	1,429,514
SAP	9,230	1,022,944
Western Union	92,659	1,736,430
		43,744,255

	Number of
	shares	Value (US $)
Common Stocks (continued)
Insurance – 2.17%
American Financial Group	14,298	$2,082,075
American International Group	45,000	2,824,650
MetLife	73,456	5,162,487
		10,069,212
Materials – 0.92%
Air Liquide	8,110	1,418,795
DuPont de Nemours	38,300	2,818,114
		4,236,909
Media – 0.61%
Comcast Class A	60,367	2,826,383
		2,826,383
REIT Diversified – 0.52%
Digital Realty Trust	3,470	492,046
Equinix	895	663,750
VICI Properties	43,912	1,249,735
		2,405,531
REIT Healthcare – 0.39%
Healthcare Trust of America
Class A	7,713	241,725
Healthpeak Properties	2,165	74,325
Omega Healthcare Investors	28,993	903,422
Ventas	1,243	76,768
Welltower	5,422	521,271
		1,817,511
REIT Hotel – 0.02%
Chatham Lodging Trust †	7,582	104,556
		104,556
REIT Industrial – 0.10%
Duke Realty	7,527	437,018
Rexford Industrial Realty	241	17,976
		454,994
REIT Mall – 0.09%
Simon Property Group	3,007	395,601
		395,601
REIT Manufactured Housing – 0.12%
Equity LifeStyle Properties	2,200	168,256
Sun Communities	2,071	363,026
		531,282
REIT Multifamily – 1.03%
American Campus Communities	407	22,780
American Homes 4 Rent
Class A	3,515	140,705
AvalonBay Communities	1,470	365,104
Equity Residential	36,979	3,325,152
Essex Property Trust	1,363	470,889
Invitation Homes	11,425	459,057
		4,783,687
REIT Office – 0.05%
Boston Properties	436	56,157
City Office REIT	1,024	18,084
Highwoods Properties	3,825	174,955
		249,196
REIT Self-Storage – 0.33%
Extra Space Storage	2,408	495,085
National Storage Affiliates Trust	2,695	169,138
Public Storage	2,249	877,740
		1,541,963
REIT Shopping Center – 0.15%
Phillips Edison & Co.	5,702	196,092
Regency Centers	3,141	224,079
Retail Opportunity Investments	11,170	216,586
SITE Centers	4,713	78,754
		715,511
REIT Single Tenant – 0.19%
Essential Properties Realty
Trust	4,757	120,352
Four Corners Property Trust	5,447	147,287
National Retail Properties	2,382	107,047
Orion Office REIT	414	5,796
Realty Income	5,093	352,945
STORE Capital	4,959	144,952
		878,379
REIT Specialty – 0.01%
EPR Properties	305	16,686
WP Carey	627	50,687
		67,373
REITs – 1.41%
Agree Realty	973	64,568
Alexandria Real Estate Equities	2,414	485,817
Apple Hospitality	13,433	241,391
Brixmor Property Group	10,912	281,639
Camden Property Trust	1,444	239,993
CareTrust REIT	7,659	147,819
Cousins Properties	4,885	196,817
CubeSmart	2,709	140,949
Douglas Emmett	1,227	41,006
Gaming and Leisure Properties	4,042	189,691
Iron Mountain	13,105	726,148
Kilroy Realty	1,484	113,407
Kimco Realty	7,299	180,285
Kite Realty Group Trust	6,591	150,077
Lamar Advertising Class A	908	105,491

Schedules of investments
Delaware Total Return Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
REITs (continued)
Life Storage	2,211	$310,491
LXP Industrial Trust	15,137	237,651
Medical Properties Trust	10,573	223,513
Mid-America Apartment
Communities	1,006	210,707
Outfront Media	634	18,025
Piedmont Office Realty Trust
Class A	5,959	102,614
Plymouth Industrial REIT	1,919	52,005
Prologis	10,275	1,659,207
Spirit Realty Capital	4,375	201,338
Terreno Realty	2,161	160,022
UDR	457	26,218
Urban Edge Properties	1,768	33,769
		6,540,658
Retail – 0.26%
Bath & Body Works	24,798	1,185,344
		1,185,344
Technology – 5.19%
Adobe †	4,969	2,263,976
Advanced Micro Devices †	18,309	2,001,906
Broadcom	9,571	6,026,667
Dropbox Class A †	28,535	663,439
Fidelity National Information
Services	29,081	2,920,314
KLA	1,563	572,152
Lam Research	3,397	1,826,261
Oracle	34,300	2,837,639
Paychex	17,212	2,348,921
Paycom Software †	1,216	421,198
QUALCOMM	14,195	2,169,280
		24,051,753
Utilities – 0.92%
Edison International	42,100	2,951,210
Vistra	56,574	1,315,345
		4,266,555
Total Common Stocks
(cost $250,948,156)		288,561,870

Convertible Preferred Stock – 1.62%
2020 Mandatory
Exchangeable Trust
144A 6.50% exercise
price $47.09, maturity
date 5/16/23 #	506	494,615
Algonquin Power & Utilities
7.75% exercise price
$18.00, maturity date
6/15/24	7,926	392,813
AMG Capital Trust II
5.15% exercise price
$195.47, maturity date
10/15/37	9,591	512,831
Bank of America 7.25%
exercise price $50.00 ω	566	742,875
El Paso Energy Capital
Trust I 4.75% exercise
price $34.49, maturity
date 3/31/28	20,525	1,022,145
Elanco Animal Health
5.00% exercise price
$38.40, maturity date
2/1/23	11,606	472,828
Essential Utilities 6.00%
exercise price $42.19,
maturity date 4/30/22	20,550	1,257,455
Lyondellbasell Advanced
Polymers 6.00%
exercise price $52.33 ω	744	694,152
RBC Bearings 5.00%
exercise price $226.60,
maturity date 10/15/24	7,231	721,075
UGI 7.25% exercise price
$52.57, maturity date
6/1/24	7,720	694,800
Wells Fargo & Co. Non
Voting Shares 7.50%
exercise price
$156.71 ω	356	471,700
Total Convertible Preferred Stock
(cost $7,555,142)		7,477,289

Exchange-Traded Funds – 5.23%
iShares Core MSCI Emerging
Markets ETF	214,768	11,930,362
iShares Global Infrastructure
ETF	236,402	12,023,406
iShares MSCI EAFE ETF	180	13,248
iShares Trust iShares ESG
Aware MSCI EAFE ETF	3,070	226,351
Vanguard FTSE Developed
Markets ETF	920	44,188
Total Exchange-Traded Funds
(cost $24,990,323)		24,237,555

	Principal
	amount°	Value (US $)
Limited Liability Corporation – 2.18%
Sc Hixson Pp
0.000%
1/7/20<<, =, †, π	7,200,000	$10,113,120
Total Limited Liability Corporation
(cost $6,498,000)		10,113,120

	Number of
	shares
Short-Term Investments – 1.31%
Money Market Mutual Funds – 1.31%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.23%)	1,514,303	1,514,303
Fidelity Investments
Money Market
Government Portfolio –
Class I (seven-day
effective yield 0.12%)	1,514,303	1,514,303
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.25%)	1,514,303	1,514,303
Morgan Stanley
Government Portfolio –
Institutional Share Class
(seven-day effective
yield 0.23%)	1,514,303	1,514,303
Total Short-Term Investments
(cost $6,057,212)		6,057,212
Total Value of
Securities–99.68%
(cost $423,978,203)		$461,752,231

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $42,282,554, which represents 9.13% of the Fund's net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
<<	Affiliated company. See Note 2 in "Notes to financial statements."
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $10,113,120, which represented 2.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the following table, for additional details on restricted securities.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,498,000	$10,113,120

Schedules of investments
Delaware Total Return Fund

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	24,371	USD	(27,206)	4/1/22	$—	$(245)
BNYM	JPY	(552,825)	USD	4,527	4/1/22	—	(13)
BNYM	SEK	(180,663)	USD	19,495	4/1/22	281	—
CITI	COP	(1,034,440,000)	USD	269,431	6/24/22	—	(1,333)
JPMCB	CLP	(12,553,749)	USD	16,115	4/1/22	162	—
JPMCB	CLP	226,778,750	USD	(286,952)	6/24/22	—	(2,928)
JPMCB	EUR	(941,834)	USD	1,036,739	6/24/22	—	(8,775)
JPMCB	MXN	20,507	USD	(1,003)	6/24/22	12	—
Total Foreign Currency Exchange Contracts						$455	$(13,294)

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
8	US Treasury 5 yr Notes	$917,500	$952,206	6/30/22	$—	$(34,706)	$1,125
	US Treasury 10 yr
(16)	Notes	(1,966,000)	(2,022,460)	6/21/22	56,460	—	(4,000)
	US Treasury 10 yr Ultra
(4)	Notes	(541,875)	(559,553)	6/21/22	17,678	—	(1,625)
	US Treasury Ultra
(2)	Bonds	(354,250)	(366,448)	6/21/22	12,198	—	(2,125)
Total Futures Contracts			$(1,996,255)		$86,336	$(34,706)	$(6,625)

[1]	See Note 6 in "Notes to financial statements".

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange

Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
yr – Year
Summary of currencies:
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
PEN – Peruvian Sol
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

March 31, 2022 (Unaudited)

	Delaware	Delaware	Delaware
	Equity Income	Growth and	Growth Equity
	Fund	Income Fund	Fund
Assets:
Investments, at value*	$289,237,203	$1,048,363,409	$504,391,419
Cash	759	280	1,486
Receivable for securities sold	3,044,167	10,792,512	—
Dividends and interest receivable	531,170	1,921,113	207,569
Receivable for fund shares sold	48,051	597,948	334,487
Other assets	2,015	7,284	4,148
Total Assets	292,863,365	1,061,682,546	504,939,109
Liabilities:
Payable for securities purchased	2,753,188	10,219,426	—
Payable for fund shares redeemed	204,518	1,275,356	685,091
Investment management fees payable to affiliates	150,537	552,476	273,982
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	62,773	249,456	121,218
Distribution fees payable to affiliates	60,813	221,141	98,912
Reports and statements to shareholders expenses payable to non-affiliates	34,393	107,909	44,566
Accounting and administration expenses payable to non-affiliates	33,229	77,450	48,421
Registration fees payable to affiliates	18,781	15,169	9,681
Audit and tax fees payable	14,476	14,477	14,477
Custody fees payable	5,906	16,270	14,148
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,268	8,227	3,902
Trustees’ fees and expenses payable to affiliates	1,372	4,975	2,378
Accounting and administration expenses payable to affiliates	1,022	2,816	1,514
Other accrued expenses	1,009	6,435	965
Legal fees payable to affiliates	719	2,607	1,246
Reports and statements to shareholders expenses payable to affiliates	147	533	256
Distribution payable	—	6,302	—
Total Liabilities	3,345,151	12,781,025	1,320,757
Total Net Assets	$289,518,214	$1,048,901,521	$503,618,352

Net Assets Consist of:
Paid-in capital	$236,786,625	$835,151,440	$274,149,496
Total distributable earnings (loss)	52,731,589	213,750,081	229,468,856
Total Net Assets	$289,518,214	$1,048,901,521	$503,618,352

	Delaware	Delaware	Delaware
	Equity Income	Growth and	Growth Equity
	Fund	Income Fund	Fund
Net Asset Value

Class A:
Net assets	$287,218,107	$1,044,238,195	$472,578,634
Shares of beneficial interest outstanding, unlimited authorization, no par	40,206,872	73,123,454	37,798,357
Net asset value per share	$7.14	$14.28	$12.50
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.58	$15.15	$13.26

Institutional Class:
Net assets	$2,279,315	$4,617,491	$30,733,169
Shares of beneficial interest outstanding, unlimited authorization, no par	316,092	322,816	2,351,821
Net asset value per share	$7.21	$14.30	$13.07

Class R6:
Net assets	$20,792	$45,835	$306,549
Shares of beneficial interest outstanding, unlimited authorization, no par	2,915	3,181	23,176
Net asset value per share	$7.13	$14.41	$13.23
____________________
*Investments, at cost	$244,923,116	$863,327,174	$326,143,895

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

			Delaware
	Delaware	Delaware	Covered Call
	Opportunity	Global Equity	Strategy
	Fund	Fund	Fund
Assets:
Investments, at value*	$649,297,319	$205,917,603	$127,953,971
Cash	431	116	137,957
Foreign currencies, at valueΔ	—	201,060	—
Receivable for securities sold	12,100,670	324,508	353,462
Dividends and interest receivable	711,734	381,568	39,204
Receivable for fund shares sold	291,408	48,998	72,030
Foreign tax reclaims receivable	—	1,209,281	—
Unrealized appreciation on foreign currency exchange contracts	—	1,918	—
Other assets	4,766	1,594	897
Total Assets	662,406,328	208,086,646	128,557,521
Liabilities:
Options written, at valueΣ	—	—	4,217,066
Payable for securities purchased	1,330,186	202,209	16,285
Payable for fund shares redeemed	661,504	145,577	201,181
Investment management fees payable to affiliates	409,766	140,511	87,224
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	144,813	51,630	29,234
Distribution fees payable to affiliates	138,109	43,076	18,738
Reports and statements to shareholders expenses payable to non-affiliates	57,458	31,103	17,759
Accounting and administration expenses payable to non-affiliates	54,581	29,923	25,541
Custody fees payable	16,285	35,749	2,440
Registration fees payable to affiliates	16,149	17,199	—
Audit and tax fees payable	14,702	14,913	17,204
Dividend disbursing and transfer agent fees and expenses payable to affiliates	5,139	1,608	955
Other accrued expenses	3,865	7,286	3,305
Trustees' fees and expenses payable	3,154	1,025	578
Accounting and administration expenses payable to affiliates	1,886	824	627
Legal fees payable to affiliates	1,653	537	222
Reports and statements to shareholders expenses payable to affiliates	335	105	64
Distribution payable	23	142	—
Unrealized depreciation on foreign currency exchange contracts	—	907	—
Registrar and transfer agent fees payable	—	—	17,119
Total Liabilities	2,859,608	724,324	4,655,542
Total Net Assets	$659,546,720	$207,362,322	$123,901,979

Net Assets Consist of:
Paid-in capital	$441,455,749	$207,188,426	$79,300,929
Total distributable earnings (loss)	218,090,971	173,896	44,601,050
Total Net Assets	$659,546,720	$207,362,322	$123,901,979

			Delaware
	Delaware	Delaware	Covered Call
	Opportunity	Global Equity	Strategy
	Fund	Fund	Fund
Net Asset Value

Class A:
Net assets	$655,630,368	$205,036,942	$89,800,034
Shares of beneficial interest outstanding, unlimited authorization, no par	18,947,727	34,291,721	6,546,237
Net asset value per share	$34.60	$5.98	$13.72
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$36.71	$6.34	$14.56

Institutional Class:
Net assets	$3,856,052	$2,302,272	$34,054,357
Shares of beneficial interest outstanding, unlimited authorization, no par	106,346	360,222	2,489,806
Net asset value per share	$36.26	$6.39	$13.68

Class R6:
Net assets	$60,300	$23,108	$47,588
Shares of beneficial interest outstanding, unlimited authorization, no par	1,639	3,569	3,493
Net asset value per share	$36.79	$6.47	$13.62
____________________
*Investments, at cost	$455,986,750	$207,252,284	$80,895,765
ΔForeign currencies, at cost	—	200,141	—
ΣOptions written, premium received	—	—	(3,968,372)

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Group® Equity Funds IV (Trust)

	Delaware
	Hedged
	U.S. Equity	Delaware	Delaware
	Opportunities	Premium	Total Return
	Fund	Income Fund	Fund
Assets:
Investments, at value*	$69,061,190	$57,872,720	$451,639,111
Investments of affiliated issuers, at value**	—	—	10,113,120
Cash	834,738	210,949	100,187
Cash collateral due from brokers	—	—	47,234
Foreign currencies, at valueΔ	25,134	—	31,480
Variation margin due from broker on futures contracts	161,364	—	—
Receivable for securities sold	159,884	142,499	4,617,874
Dividends and interest receivable	53,557	34,092	1,408,678
Receivable for fund shares sold	44,557	21,418	201,347
Unrealized appreciation on foreign currency exchange contracts	13,165	—	455
Foreign tax reclaims receivable	1,321	—	148,197
Other assets	489	1,061	3,373
Total Assets	70,355,399	58,282,739	468,311,056
Liabilities:
Options written, at valueΣ	389,531	10,448,857	—
Payable for securities purchased	199,451	—	3,946,470
Payable for fund shares redeemed	68,321	25,992	364,354
Investment management fees payable to affiliates	58,151	26,979	244,780
Unrealized depreciation on foreign currency exchange contracts	21,296	—	13,294
Accounting and administration expenses payable to non-affiliates	20,932	19,867	43,936
Audit and tax fees payable	17,456	16,501	25,943
Registration fees payable to affiliates	16,981	—	17,044
Custody fees payable	15,803	1,054	29,456
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	13,375	9,198	102,431
Reports and statements to shareholders expenses payable to non-affiliates	9,193	10,062	52,562
Distribution fees payable to affiliates	8,498	4,266	97,273
Other accrued expenses	4,402	2,443	42,063
Dividend disbursing and transfer agent fees and expenses payable to affiliates	538	374	3,612
Accounting and administration expenses payable to affiliates	502	452	1,427
Trustees' fees and expenses payable to affiliates	310	—	2,203
Legal fees payable to affiliates	162	119	1,154
Reports and statements to shareholders expenses payable to affiliates	35	24	235
Variation margin due to broker on futures contracts	—	—	6,625
Cash collateral due to brokers	—	—	60,000
Trustees' fees and expenses payable	—	228	—
Registrar and transfer agent fees payable	—	16,115	—
Total Liabilities	844,937	10,582,531	5,054,862
Total Net Assets	$69,510,462	$47,700,208	$463,256,194

Net Assets Consist of:
Paid-in capital	$60,085,431	$51,392,672	$413,292,082
Total distributable earnings (loss)	9,425,031	(3,692,464)	49,964,112
Total Net Assets	$69,510,462	$47,700,208	$463,256,194

	Delaware
	Hedged
	U.S. Equity	Delaware	Delaware
	Opportunities	Premium	Total Return
	Fund	Income Fund	Fund
Net Asset Value

Class A:
Net assets	$40,321,496	$19,998,379	$461,798,662
Shares of beneficial interest outstanding, unlimited authorization, no par	4,422,372	1,894,591	29,900,136
Net asset value per share	$9.12	$10.56	$15.44
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.68	$11.20	$16.38

Institutional Class:
Net assets	$29,173,680	$27,690,718	$1,422,579
Shares of beneficial interest outstanding, unlimited authorization, no par	3,109,762	2,621,938	91,662
Net asset value per share	$9.38	$10.56	$15.52

Class R6:
Net assets	$15,286	$11,111	$34,953
Shares of beneficial interest outstanding, unlimited authorization, no par	1,626	2,105	2,245
Net asset value per share	$9.40	$5.28	$15.57
____________________
*Investments, at cost	$62,012,173	$45,201,633	$416,599,785
**Investments of affiliated issuers, at cost	—	—	6,498,000
ΔForeign currencies, at cost	25,387	—	31,807
ΣOptions written, premium received	(746,009)	(10,467,555)	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations (continued)
Delaware Group® Equity Funds IV (Trust)

Six months ended March 31, 2022 (Unaudited)

	Delaware	Delaware	Delaware
	Equity Income Fund	Growth and Income Fund	Growth Equity Fund
Investment Income:
Dividends	$4,369,744	$15,745,001	$2,093,085

Expenses:
Management fees	951,041	3,273,738	1,811,255
Distribution expenses — Class A	363,504	1,313,267	643,529
Dividend disbursing and transfer agent fees
and expenses	173,071	668,629	329,172
Accounting and administration expenses	44,653	110,579	70,741
Registration fees	27,303	28,624	27,620
Reports and statements to shareholders
expenses	20,519	61,935	23,693
Audit and tax fees	14,476	14,477	14,477
Legal fees	7,352	34,640	20,559
Custodian fees	5,070	16,197	13,343
Trustees’ fees and expenses	4,711	16,908	9,650
Other	7,705	15,394	11,117
	1,619,405	5,554,388	2,975,156
Less expenses waived	(31,963)	(18,945)	—
Less expenses paid indirectly	(966)	(3,030)	(1,345)
Total operating expenses	1,586,476	5,532,413	2,973,811
Net Investment Income (Loss)	2,783,268	10,212,588	(880,726)

	Delaware	Delaware	Delaware
	Equity Income Fund	Growth and Income Fund	Growth Equity Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$11,086,096	$30,349,692	$67,507,343
Net change in unrealized appreciation
(depreciation) of investments	10,803,867	48,796,061	(71,209,095)
Net Realized and Unrealized Gain (Loss)	21,889,963	79,145,753	(3,701,752)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$24,673,231	$89,358,341	$(4,582,478)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations (continued)

Delaware Group® Equity Funds IV (Trust)

			Delaware
	Delaware	Delaware	Covered Call Strategy
	Opportunity Fund	Global Equity Fund	Fund
Investment Income:
Dividends	$6,999,877	$2,186,118	$960,475
Foreign tax withheld	—	(146,084)	—
	6,999,877	2,040,034	960,475

Expenses:
Management fees	2,497,757	966,254	512,166
Distribution expenses — Class A	842,987	280,434	116,865
Dividend disbursing and transfer agent fees
and expenses	441,630	151,833	85,409
Accounting and administration expenses	77,782	39,597	31,642
Reports and statements to shareholders
expenses	37,463	13,658	8,404
Registration fees	26,616	25,613	24,107
Legal fees	20,711	7,122	3,651
Custodian fees	15,871	27,798	2,429
Audit and tax fees	14,754	15,344	17,220
Trustees’ fees and expenses	11,033	3,796	2,121
Other	11,566	9,743	6,788
	3,998,170	1,541,192	810,802
Less expenses waived	(11,693)	(25,423)	(14,741)
Less expenses paid indirectly	(2,060)	(903)	(553)
Total operating expenses	3,984,417	1,514,866	795,508
Net Investment Income	3,015,460	525,168	164,967

			Delaware
	Delaware	Delaware	Covered Call Strategy
	Opportunity Fund	Global Equity Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$29,749,958	$7,781,849	$7,266,191
Foreign currencies	—	(5,615)	—
Foreign currency exchange contracts	—	(79,311)	—
Options written	—	—	(3,278,399)
Net realized gain	29,749,958	7,696,923	3,987,792

Net change in unrealized appreciation
(depreciation) of:
Investments	19,370,901	(17,817,642)	3,158,333
Foreign currencies	—	(23,958)	—
Foreign currency exchange contracts	—	1,296	—
Options written	—	—	(1,349,319)
Net change in unrealized appreciation
(depreciation)	19,370,901	(17,840,304)	1,809,014
Net Realized and Unrealized Gain (Loss)	49,120,859	(10,143,381)	5,796,806
Net Increase (Decrease) in Net Assets
Resulting from Operations	$52,136,319	$(9,618,213)	$5,961,773

See accompanying notes, which are an integral part of the financial statements.

Statements of operations (continued)

Delaware Group® Equity Funds IV (Trust)

	Delaware
	Hedged U.S. Equity	Delaware	Delaware
	Opportunities Fund	Premium Income Fund	Total Return Fund
Investment Income:
Dividends	$397,315	$613,731	$4,498,104
Interest	—	—	1,531,372
Foreign tax withheld	(1,715)	—	(33,501)
	395,600	613,731	5,995,975

Expenses:
Management fees	402,101	198,418	1,565,991
Distribution expenses — Class A	54,028	26,455	601,613
Dividend disbursing and transfer agent fees
and expenses	41,534	28,523	295,722
Accounting and administration expenses	25,547	23,857	61,317
Registration fees	24,609	23,103	26,616
Audit and tax fees	17,890	16,518	28,214
Custodian fees	10,069	965	23,890
Reports and statements to shareholders
expenses	5,214	3,259	28,888
Legal fees	2,097	1,451	24,443
Trustees’ fees and expenses	1,150	817	7,948
Other	7,138	6,181	34,030
	591,377	329,547	2,698,672
Less expenses waived	(69,231)	(42,381)	(25,777)
Less expenses paid indirectly	(241)	(171)	(1,665)
Total operating expenses	521,905	286,995	2,671,230
Net Investment Income (Loss)	(126,305)	326,736	3,324,745

	Delaware
	Hedged U.S. Equity	Delaware	Delaware
	Opportunities Fund	Premium Income Fund	Total Return Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$3,957,757	$2,022,003	$9,966,554
Foreign currencies	(1,347)	—	(99,007)
Foreign currency exchange contracts	36,966	—	104,705
Futures contracts	305,757	—	120,090
Options purchased	(766,183)	—	—
Options written	352,163	(2,040,954)	—
Swap contracts	—	—	(62)
Net realized gain (loss)	3,885,113	(18,951)	10,092,280

Net change in unrealized appreciation
(depreciation) of:
Investments	(2,738,651)	1,849,879	443,441
Affiliated investments	—	—	1,913,040
Foreign currencies	(84)	—	(3,291)
Foreign currency exchange contracts	(40,987)	—	(18,806)
Futures contracts	(920,636)	—	14,813
Options purchased	(364,268)	—	—
Options written	230,003	(733,701)	—
Swap contracts	—	—	4,782
Net change in unrealized appreciation
(depreciation)	(3,834,623)	1,116,178	2,353,979
Net Realized and Unrealized Gain	50,490	1,097,227	12,446,259
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(75,815)	$1,423,963	$15,771,004

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware Equity Income Fund		Delaware Growth and Income Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase in Net Assets from Operations:
Net investment income	$2,783,268	$6,009,095	$10,212,588	$19,925,283
Net realized gain	11,086,096	40,762,390	30,349,692	123,986,437
Net change in unrealized appreciation (depreciation)	10,803,867	37,952,856	48,796,061	150,039,410
Net increase in net assets resulting from operations	24,673,231	84,724,341	89,358,341	293,951,130

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(36,896,197)	(24,457,751)	(107,269,499)	(71,056,321)
Institutional Class	(227,373)	(110,899)	(471,380)	(340,754)
Class R6	(2,613)	(6,268)	(4,583)	(17,294)
	(37,126,183)	(24,574,918)	(107,745,462)	(71,414,369)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,681,673	8,476,289	13,552,608	31,810,651
Institutional Class	681,273	1,040,174	648,340	2,213,795
Class R6	2	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	36,749,522	24,369,427	106,896,448	70,843,149
Institutional Class	227,373	110,899	471,380	340,033
Class R6	2,613	6,268	4,583	17,294
	42,342,456	34,003,057	121,573,359	105,224,922
Cost of shares redeemed:
Class A	(32,033,876)	(107,437,014)	(94,951,228)	(310,857,682)
Institutional Class	(341,521)	(533,493)	(1,238,063)	(2,772,085)
Class R6	(1,679)	(697,843)	(153,683)	(2,667,596)
	(32,377,076)	(108,668,350)	(96,342,974)	(316,297,363)
Increase (decrease) in net assets derived from capital share
transactions	9,965,380	(74,665,293)	25,230,385	(211,072,441)
Net Increase (Decrease) in Net Assets	(2,487,572)	(14,515,870)	6,843,264	11,464,320

Net Assets:
Beginning of period	292,005,786	306,521,656	1,042,058,257	1,030,593,937
End of period	$289,518,214	$292,005,786	$1,048,901,521	$1,042,058,257

See accompanying notes, which are an integral part of the financial statements.

	Delaware Growth Equity Fund		Delaware Opportunity Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(880,726)	$(1,470,174)	$3,015,460	$9,698,314
Net realized gain	67,507,343	166,788,168	29,749,958	41,816,533
Net change in unrealized appreciation (depreciation)	(71,209,095)	58,692,023	19,370,901	209,856,575
Net increase (decrease) in net assets resulting from operations	(4,582,478)	224,010,017	52,136,319	261,371,422

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(156,566,728)	(44,227,721)	(37,289,204)	(5,426,910)
Institutional Class	(14,457,651)	(11,172,975)	(253,207)	(29,402)
Class R6	(486,387)	(70,467)	(2,855)	—
	(171,510,766)	(55,471,163)	(37,545,266)	(5,456,312)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,321,044	32,140,436	8,695,414	20,796,944
Institutional Class	5,345,412	31,792,980	387,452	1,949,558
Class R6	159,694	1,129,570	4,297	26,918
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	156,152,281	44,114,355	37,209,192	5,409,732
Institutional Class	14,449,952	11,166,619	253,207	29,402
Class R6	486,387	70,467	2,855	—
	191,914,770	120,414,427	46,552,417	28,212,554
Cost of shares redeemed:
Class A	(56,303,477)	(163,229,065)	(65,766,574)	(219,420,050)
Institutional Class	(54,769,521)	(119,660,332)	(934,100)	(1,476,289)
Class R6	(1,691,872)	(3,336,162)	(179,099)	(1,010,135)
	(112,764,870)	(286,225,559)	(66,879,773)	(221,906,474)
Increase (decrease) in net assets derived from capital share transactions	79,149,900	(165,811,132)	(20,327,356)	(193,693,920)
Net Increase (Decrease) in Net Assets	(96,943,344)	2,727,722	(5,736,303)	62,221,190

Net Assets:
Beginning of period	600,561,696	597,833,974	665,283,023	603,061,833
End of period	$503,618,352	$600,561,696	$659,546,720	$665,283,023

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Global Equity Fund		Delaware Covered Call Strategy Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$525,168	$2,665,084	$164,967	$837,226
Net realized gain	7,696,923	23,291,280	3,987,792	23,594,739
Net change in unrealized appreciation (depreciation)	(17,840,304)	7,659,377	1,809,014	3,327,270
Net increase (decrease) in net assets resulting from operations	(9,618,213)	33,615,741	5,961,773	27,759,235

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(27,926,329)	(12,688,395)	(86,932)	(677,582)
Institutional Class	(308,721)	(805,368)	(78,328)	(320,034)
Class R6	(2,753)	(2,751)	(150)	(978)
	(28,237,803)	(13,496,514)	(165,410)	(998,594)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,239,066	6,700,103	1,930,997	5,000,427
Institutional Class	111,793	1,481,082	710,665	2,882,027
Class R6	4,931	118,387	—	42,113
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	27,811,296	12,628,543	86,558	673,593
Institutional Class	308,721	805,368	73,554	296,723
Class R6	2,753	2,751	150	787
	30,478,560	21,736,234	2,801,924	8,895,670
Cost of shares redeemed:
Class A	(21,476,719)	(75,417,284)	(12,048,301)	(52,033,124)
Institutional Class	(12,996,150)	(5,681,192)	(2,882,693)	(12,821,056)
Class R6	(120,190)	(1,304,516)	(2,432)	(253,701)
	(34,593,059)	(82,402,992)	(14,933,426)	(65,107,881)
Decrease in net assets derived from capital share transactions	(4,114,499)	(60,666,758)	(12,131,502)	(56,212,211)
Net Decrease in Net Assets	(41,970,515)	(40,547,531)	(6,335,139)	(29,451,570)

Net Assets:
Beginning of period	249,332,837	289,880,368	130,237,118	159,688,688
End of period	$207,362,322	$249,332,837	$123,901,979	$130,237,118

See accompanying notes, which are an integral part of the financial statements.

	Delaware		Delaware
	Hedged U.S. Equity		Premium
	Opportunities Fund		Income Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(126,305)	$(279,735)	$326,736	$896,675
Net realized gain (loss)	3,885,113	9,961,474	(18,951)	(6,008,017)
Net change in unrealized appreciation (depreciation)	(3,834,623)	790,346	1,116,178	11,534,361
Net increase (decrease) in net assets resulting from operations	(75,815)	10,472,085	1,423,963	6,423,019

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,567,050)	(12,646,227)	(121,777)	(403,701)
Institutional Class	(2,718,430)	(4,921,276)	(204,758)	(491,110)
Class R6	(1,592)	(22,403)	(269)	(1,540)
	(7,287,072)	(17,589,906)	(326,804)	(896,351)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,425,038	6,493,969	349,016	947,867
Institutional Class	8,690,819	16,845,480	3,633,970	5,013,875
Class R6	—	38,668	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,536,813	12,579,722	120,855	399,834
Institutional Class	2,718,430	4,921,276	200,117	459,186
Class R6	1,592	22,403	269	1,412
	17,372,692	40,901,518	4,304,227	6,822,174
Cost of shares redeemed:
Class A	(6,022,190)	(24,132,677)	(2,967,815)	(13,596,508)
Institutional Class	(4,202,216)	(14,722,965)	(2,992,107)	(14,741,378)
Class R6	(1,294)	(125,139)	(4,866)	(22,568)
	(10,225,700)	(38,980,781)	(5,964,788)	(28,360,454)
Increase (decrease) in net assets derived from capital share transactions	7,146,992	1,920,737	(1,660,561)	(21,538,280)
Net Decrease in Net Assets	(215,895)	(5,197,084)	(563,402)	(16,011,612)

Net Assets:
Beginning of period	69,726,357	74,923,441	48,263,610	64,275,222
End of period	$69,510,462	$69,726,357	$47,700,208	$48,263,610

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Group® Equity Funds IV (Trust)

	Delaware Total
	Return Fund
	Six months
	ended
	3/31/22	Year ended
	(Unaudited)	9/30/21
Increase in Net Assets from Operations:
Net investment income	$3,324,745	$8,052,340
Net realized gain	10,092,280	66,531,942
Net change in unrealized appreciation (depreciation)	2,353,979	33,743,111
Net increase in net assets resulting from operations	15,771,004	108,327,393

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(62,969,872)	(10,186,083)
Institutional Class	(174,889)	(25,842)
Class R6	(4,679)	(3,194)
	(63,149,440)	(10,215,119)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,754,891	19,064,709
Institutional Class	462,271	1,197,743
Class R6	649	1,596
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	62,700,511	10,098,032
Institutional Class	174,889	25,842
Class R6	4,679	3,194
	71,097,890	30,391,116
Cost of shares redeemed:
Class A	(50,202,539)	(188,287,340)
Institutional Class	(473,387)	(790,311)
Class R6	(28,853)	(735,529)
	(50,704,779)	(189,813,180)
Increase (decrease) in net assets derived from capital share transactions	20,393,111	(159,422,064)
Net Decrease in Net Assets	(26,985,325)	(61,309,790)

Net Assets:
Beginning of period	490,241,519	551,551,309
End of period	$463,256,194	$490,241,519

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Equity Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$7.52	$6.24	$9.68	$11.09	$10.71	$9.72

Income (loss) from investment operations:
Net investment income[3]	0.07	0.14	0.11	0.15	0.26	0.16
Net realized and unrealized gain (loss)	0.55	1.69	(0.51)	(0.16)	0.65	1.22
Total from investment operations	0.62	1.83	(0.40)	(0.01)	0.91	1.38

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.13)	(0.26)	(0.17)	(0.21)
Net realized gain	(0.88)	(0.45)	(2.91)	(1.14)	(0.36)	(0.18)
Total dividends and distributions	(1.00)	(0.55)	(3.04)	(1.40)	(0.53)	(0.39)

Net asset value, end of period	$7.14	$7.52	$6.24	$9.68	$11.09	$10.71

Total return[4]	8.72% [5]	30.49% [5]	(7.89% )	1.83%	8.68%	14.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$287,218	$290,191	$304,917	$468,634	$545,810	$564,918
Ratio of expenses to average net assets[6]	1.09%	1.12%	1.16%	1.19%	1.20%	1.20%
Ratio of expenses to average net assets prior
to fees waived[6]	1.11%	1.13%	1.16%	1.19%	1.20%	1.20%
Ratio of net investment income to average net
assets	1.90%	1.90%	1.56%	1.58%	2.42%	1.58%
Ratio of net investment income to average net
assets prior to fees waived	1.88%	1.89%	1.56%	1.58%	2.42%	1.58%
Portfolio turnover	10%	57%	114% [7]	39%	35%	15%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2

On October 4, 2019, Class A shares of First Investors Equity Income Fund were reorganized into Class A shares of Delaware Equity Income Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Class A shares.

3	Calculated using average shares outstanding.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

5	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Equity Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$7.58	$6.28	$9.73		$11.16	$10.77	$9.74

Income (loss) from investment operations:
Net investment income[3]	0.56	0.16	0.13		0.20	0.31	0.19
Net realized and unrealized gain (loss)	0.64	1.71	(0.53)		(0.20)	0.65	1.23
Total from investment operations	1.20	1.87	(0.40)		—	0.96	1.42

Less dividends and distributions from:
Net investment income	(0.13)	(0.12)	(0.14)		(0.29)	(0.21)	(0.21)
Net realized gain	(0.88)	(0.45)	(2.91)		(1.14)	(0.36)	(0.18)
Total dividends and distributions	(1.01)	(0.57)	(3.05)		(1.43)	(0.57)	(0.39)

Net asset value, end of period	$7.21	$7.58	$6.28		$9.73	$11.16	$10.77

Total return[4]	8.92% [5]	30.91% [5]	(7.72%	)[5]	1.97%	9.09%	14.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,279	$1,794	$926		$1,786	$80,387	$71,611
Ratio of expenses to average net assets[6]	0.82%	0.85%	0.89%		0.86%	0.85%	0.84%
Ratio of expenses to average net assets prior to
fees waived[6]	0.86%	0.88%	0.94%		0.86%	0.85%	0.84%
Ratio of net investment income to average net
assets	2.17%	2.21%	1.86%		2.08%	2.79%	1.94%
Ratio of net investment income to average net
assets prior to fees waived	2.13%	2.18%	1.81%		2.08%	2.79%	1.94%
Portfolio turnover	10%	57%	114%	[7]	39%	35%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Equity Income Fund were reorganized into Institutional Class shares of Delaware Equity Income Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Advisor Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Equity Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$7.51	$6.23	$9.67		$11.12	$10.72	$9.78

Income (loss) from investment operations:
Net investment income[3]	0.55	0.16	0.14		0.19	0.31	0.37
Net realized and unrealized gain (loss)	0.63	1.69	(0.52)		(0.17)	0.66	1.06
Total from investment operations	1.18	1.85	(0.38)		0.02	0.97	1.43

Less dividends and distributions from:
Net investment income	(0.13)	(0.12)	(0.15)		(0.33)	(0.21)	(0.31)
Net realized gain	(0.88)	(0.45)	(2.91)		(1.14)	(0.36)	(0.18)
Total dividends and distributions	(1.01)	(0.57)	(3.06)		(1.47)	(0.57)	(0.49)

Net asset value, end of period	$7.13	$7.51	$6.23		$9.67	$11.12	$10.72

Total return[4]	8.94% [5]	30.91% [5]	(7.54%	)[5]	2.18%	9.21%	14.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21	$21	$679		$1,411	$2,499	$2,193
Ratio of expenses to average net assets[6]	0.76%	0.81%	0.82%		0.81%	0.80%	0.80%
Ratio of expenses to average net assets prior to
fees waived[6]	0.78%	0.82%	0.88%		0.81%	0.80%	0.80%
Ratio of net investment income to average net
assets	2.23%	2.46%	1.92%		1.94%	2.81%	2.02%
Ratio of net investment income to average net
assets prior to fees waived	2.21%	2.45%	1.86%		1.94%	2.81%	2.02%
Portfolio turnover	10%	57%	114%	[7]	39%	35%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Equity Income Fund were reorganized into Class R6 shares of Delaware Equity Income Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Equity Income Fund Institutional Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Growth and Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$14.62	$11.94	$19.85	$24.41	$23.30	$21.51

Income (loss) from investment operations:
Net investment income[3]	0.14	0.25	0.23	0.27	0.26	0.25
Net realized and unrealized gain (loss)	1.08	3.34	(0.95)	(0.54)	2.11	2.66
Total from investment operations	1.22	3.59	(0.72)	(0.27)	2.37	2.91

Less dividends and distributions from:
Net investment income	(0.21)	(0.21)	(0.25)	(0.27)	(0.32)	(0.37)
Net realized gain	(1.35)	(0.70)	(6.94)	(4.02)	(0.94)	(0.75)
Total dividends and distributions	(1.56)	(0.91)	(7.19)	(4.29)	(1.26)	(1.12)

Net asset value, end of period	$14.28	$14.62	$11.94	$19.85	$24.41	$23.30

Total return[4]	8.79%	30.89%	(7.99% )	2.02%	10.35%	13.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,044,238	$1,037,062	$1,023,821	$1,464,393	$1,653,563	$1,675,590
Ratio of expenses to average net assets[5]	1.05%	1.07%	1.10%	1.13%	1.14%	1.15%
Ratio of net investment income to average net
assets	1.94%	1.82%	1.71%	1.37%	1.08%	1.13%
Portfolio turnover	9%	51%	113% [6]	55%	34%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Class A shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$14.64	$11.99	$19.87		$24.58	$23.46	$21.67

Income (loss) from investment operations:
Net investment income[3]	0.16	0.29	0.30		0.33	0.35	0.33
Net realized and unrealized gain (loss)	1.08	3.34	(0.98)		(0.55)	2.11	2.69
Total from investment operations	1.24	3.63	(0.68)		(0.22)	2.46	3.02

Less dividends and distributions from:
Net investment income	(0.23)	(0.28)	(0.26)		(0.47)	(0.40)	(0.48)
Net realized gain	(1.35)	(0.70)	(6.94)		(4.02)	(0.94)	(0.75)
Total dividends and distributions	(1.58)	(0.98)	(7.20)		(4.49)	(1.34)	(1.23)

Net asset value, end of period	$14.30	$14.64	$11.99		$19.87	$24.58	$23.46

Total return[4]	8.92%	31.19%	(7.68%	)[5]	2.26%	10.73%	14.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,618	$4,804	$4,063		$21,597	$142,220	$166,851
Ratio of expenses to average net assets[6]	0.80%	0.82%	0.85%		0.83%	0.79%	0.78%
Ratio of expenses to average net assets prior to
fees waived[6]	0.80%	0.82%	0.86%		0.83%	0.79%	0.78%
Ratio of net investment income to average net
assets	2.19%	2.08%	1.98%		1.66%	1.44%	1.50%
Ratio of net investment income to average net
assets prior to fees waived	2.19%	2.08%	1.97%		1.66%	1.44%	1.50%
Portfolio turnover	9%	51%	113%	[7]	55%	34%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Advisor Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Growth and Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$14.72	$12.01	$19.92		$24.52	$23.39	$21.58

Income (loss) from investment operations:
Net investment income[3]	0.19	0.30	0.29		0.35	0.36	0.34
Net realized and unrealized gain (loss)	1.08	3.35	(0.96)		(0.56)	2.12	2.67
Total from investment operations	1.27	3.65	(0.67)		(0.21)	2.48	3.01

Less dividends and distributions from:
Net investment income	(0.23)	(0.24)	(0.30)		(0.37)	(0.41)	(0.45)
Net realized gain	(1.35)	(0.70)	(6.94)		(4.02)	(0.94)	(0.75)
Total dividends and distributions	(1.58)	(0.94)	(7.24)		(4.39)	(1.35)	(1.20)

Net asset value, end of period	$14.41	$14.72	$12.01		$19.92	$24.52	$23.39

Total return[4]	9.03%	31.25% [5]	(7.63%	)[5]	2.34%	10.85%	14.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46	$192	$2,710		$5,597	$11,067	$10,839
Ratio of expenses to average net assets[6]	0.73%	0.75%	0.76%		0.75%	0.74%	0.74%
Ratio of expenses to average net assets prior to
fees waived[6]	0.73%	0.76%	0.81%		0.75%	0.74%	0.74%
Ratio of net investment income to average net
assets	2.56%	2.29%	2.07%		1.75%	1.49%	1.54%
Ratio of net investment income to average net
assets prior to fees waived	2.56%	2.28%	2.02%		1.75%	1.49%	1.54%
Portfolio turnover	9%	51%	113%	[7]	55%	34%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Growth & Income Fund Institutional Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$17.63	$13.67	$12.09	$13.61		$12.04	$11.24

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	(0.04)	(0.03)	0.02		(0.01)	—
Net realized and unrealized gain (loss)	0.39	5.37	2.93	(0.92)		2.66	2.38
Total from investment operations	0.37	5.33	2.90	(0.90)		2.65	2.38

Less dividends and distributions from:
Net investment income	—	—	(0.02)	—		(0.01)	(0.03)
Net realized gain	(5.50)	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)
Total dividends and distributions	(5.50)	(1.37)	(1.32)	(0.62)		(1.08)	(1.58)

Net asset value, end of period	$12.50	$17.63	$13.67	$12.09		$13.61	$12.04

Total return[4]	(1.17% )	41.67%	25.53%	(6.01%	)[5]	23.22%	24.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$472,579	$518,096	$472,795	$507,351		$570,309	$444,933
Ratio of expenses to average net assets[6]	1.08%	1.09%	1.14%	1.19%		1.22%	1.25%
Ratio of expenses to average net assets prior to
fees waived[6]	1.08%	1.09%	1.14%	1.20%		1.22%	1.25%
Ratio of net investment income (loss) to average
net assets	(0.33% )	(0.28% )	(0.22% )	0.16%		(0.06% )	0.00%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.33% )	(0.28% )	(0.22% )	0.15%		(0.06% )	0.00%
Portfolio turnover	14%	31%	37%	51%		37%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class A shares of Delaware Growth Equity Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Class A shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Growth Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$18.18	$14.03	$12.38	$13.89		$12.23	$11.37

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	(0.01)	0.01	0.06		0.04	0.05
Net realized and unrealized gain (loss)	0.40	5.53	3.00	(0.94)		2.71	2.40
Total from investment operations	0.39	5.52	3.01	(0.88)		2.75	2.45

Less dividends and distributions from:
Net investment income	—	—	(0.06)	(0.01)		(0.02)	(0.04)
Net realized gain	(5.50)	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)
Total dividends and distributions	(5.50)	(1.37)	(1.36)	(0.63)		(1.09)	(1.59)

Net asset value, end of period	$13.07	$18.18	$14.03	$12.38		$13.89	$12.23

Total return[4]	(0.99% )	41.98%	25.88% [5]	(5.74%	)[5]	23.74%	24.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,733	$80,648	$121,478	$143,304		$194,554	$81,203
Ratio of expenses to average net assets[6]	0.83%	0.84%	0.86%	0.88%		0.83%	0.84%
Ratio of expenses to average net assets prior to
fees waived[6]	0.83%	0.84%	0.89%	0.89%		0.83%	0.84%
Ratio of net investment income (loss) to average
net assets	(0.13% )	(0.05% )	0.06%	0.50%		0.34%	0.40%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.13% )	(0.05% )	0.03%	0.49%		0.34%	0.40%
Portfolio turnover	14%	31%	37%	51%		37%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$18.34	$14.13	$12.46	$13.97		$12.29	$11.42

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	0.01	0.02	0.07		0.05	0.05
Net realized and unrealized gain (loss)	0.40	5.57	3.02	(0.95)		2.72	2.41
Total from investment operations	0.39	5.58	3.04	(0.88)		2.77	2.46

Less dividends and distributions from:
Net investment income	—	—	(0.07)	(0.01)		(0.02)	(0.04)
Net realized gain	(5.50)	(1.37)	(1.30)	(0.62)		(1.07)	(1.55)
Total dividends and distributions	(5.50)	(1.37)	(1.37)	(0.63)		(1.09)	(1.59)

Net asset value, end of period	$13.23	$18.34	$14.13	$12.46		$13.97	$12.29

Total return[4]	(0.97% )	42.12%	25.97% [5]	(5.66%	)[5]	23.81%	24.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306	$1,818	$3,561	$4,044		$7,836	$4,950
Ratio of expenses to average net assets[6]	0.76%	0.76%	0.79%	0.79%		0.80%	0.82%
Ratio of expenses to average net assets prior to
fees waived[6]	0.76%	0.76%	0.83%	0.80%		0.80%	0.82%
Ratio of net investment income (loss) to average
net assets	(0.11% )	0.08%	0.12%	0.57%		0.35%	0.43%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.11% )	0.08%	0.08%	0.56%		0.35%	0.43%
Portfolio turnover	14%	31%	37%	51%		37%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]				Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$33.94	$23.26	$37.79		$42.06	$41.86	$37.29

Income (loss) from investment operations:
Net investment income[3]	0.15	0.43	0.16		0.12	0.39	0.11
Net realized and unrealized gain (loss)	2.49	10.48	(3.01)		(0.60)	2.31	6.03
Total from investment operations	2.64	10.91	(2.85)		(0.48)	2.70	6.14

Less dividends and distributions from:
Net investment income	(0.39)	(0.23)	(0.24)		(0.38)	(0.12)	(0.22)
Net realized gain	(1.59)	—	(11.44)		(3.41)	(2.38)	(1.35)
Total dividends and distributions	(1.98)	(0.23)	(11.68)		(3.79)	(2.50)	(1.57)

Net asset value, end of period	$34.60	$33.94	$23.26		$37.79	$42.06	$41.86

Total return[4]	7.91%	47.10%	(13.31%	)[5]	0.80%	6.49%	16.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$655,631	$660,973	$599,543		$915,339	$1,010,312	$1,002,618
Ratio of expenses to average net assets[6]	1.18%	1.20%	1.21%		1.20%	1.20%	1.20%
Ratio of expenses to average net assets prior to
fees waived[6]	1.18%	1.20%	1.24%		1.20%	1.20%	1.20%
Ratio of net investment income to average net
assets	0.89%	1.40%	0.62%		0.32%	0.93%	0.27%
Ratio of net investment income to average net
assets prior to fees waived	0.89%	1.40%	0.59%		0.32%	0.93%	0.27%
Portfolio turnover	6%	13%	120%	[7]	47%	35%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Class A shares of First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Class A shares.

[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]				Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$35.58	$24.37	$38.75		$42.91	$42.56	$37.79

Income (loss) from investment operations:
Net investment income[3]	0.21	0.52	0.24		0.23	0.61	0.24
Net realized and unrealized gain (loss)	2.62	10.99	(3.18)		(0.58)	2.27	6.12
Total from investment operations	2.83	11.51	(2.94)		(0.35)	2.88	6.36

Less dividends and distributions from:
Net investment income	(0.56)	(0.30)	—		(0.40)	(0.15)	(0.24)
Net realized gain	(1.59)	—	(11.44)		(3.41)	(2.38)	(1.35)
Total dividends and distributions	(2.15)	(0.30)	(11.44)		(3.81)	(2.53)	(1.59)

Net asset value, end of period	$36.26	$35.58	$24.37		$38.75	$42.91	$42.56

Total return[4]	8.09% [5]	47.50% [5]	(13.04%	)[5]	1.14%	6.82%	17.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,856	$4,083	$2,490		$10,325	$149,481	$81,773
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.95%		0.92%	0.89%	0.88%
Ratio of expenses to average net assets prior to
fees waived[6]	0.93%	0.95%	1.04%		0.92%	0.89%	0.88%
Ratio of net investment income to average net
assets	1.16%	1.59%	0.83%		0.62%	1.42%	0.59%
Ratio of net investment income to average net
assets prior to fees waived	1.13%	1.54%	0.74%		0.62%	1.42%	0.59%
Portfolio turnover	6%	13%	120%	[7]	47%	35%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, Advisor Class shares of First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Advisor Class shares.

[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Opportunity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]					Year ended
	(Unaudited)	9/30/21		9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$35.51	$24.04		$38.71		$42.87	$42.49	$37.71

Income (loss) from investment operations:
Net investment income[3]	0.23	0.54		0.28		0.27	0.59	0.27
Net realized and unrealized gain (loss)	2.64	10.93		(3.11)		(0.59)	2.33	6.12
Total from investment operations	2.87	11.47		(2.83)		(0.32)	2.92	6.39

Less dividends and distributions from:
Net investment income	—	—		(0.40)		(0.43)	(0.16)	(0.26)
Net realized gain	(1.59)	—		(11.44)		(3.41)	(2.38)	(1.35)
Total dividends and distributions	(1.59)	—		(11.84)		(3.84)	(2.54)	(1.61)

Net asset value, end of period	$36.79	$35.51		$24.04		$38.71	$42.87	$42.49

Total return[4]	8.18% [5]	47.71%	[5]	(12.93%	)[5]	1.23%	6.95%	17.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$227		$1,029		$2,338	$5,793	$5,678
Ratio of expenses to average net assets[6]	0.78%	0.78%		0.79%		0.78%	0.77%	0.78%
Ratio of expenses to average net assets prior
to fees waived[6]	0.86%	0.88%		0.95%		0.78%	0.77%	0.78%
Ratio of net investment income to average net
assets	1.23%	1.75%		1.00%		0.73%	1.38%	0.70%
Ratio of net investment income to average net
assets prior to fees waived	1.15%	1.65%		0.84%		0.73%	1.38%	0.70%
Portfolio turnover	6%	13%		120%	[7]	47%	35%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Opportunity Fund Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]				Year ended
	(Unaudited)		9/30/21	9/30/20[2]	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$7.13		$6.67	$7.50	$8.81		$8.60	$7.30

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02		0.07	0.06	0.04		(0.01)	0.02
Net realized and unrealized gain (loss)	(0.29)		0.73	0.23	(0.35)		0.89	1.29
Total from investment operations	(0.27)		0.80	0.29	(0.31)		0.88	1.31

Less dividends and distributions from:
Net investment income	(0.07)		(0.07)	(0.08)	—		(0.04)	(0.01)
Net realized gain	(0.81)		(0.27)	(1.04)	(1.00)		(0.63)	—
Total dividends and distributions	(0.88)		(0.34)	(1.12)	(1.00)		(0.67)	(0.01)

Net asset value, end of period	$5.98		$7.13	$6.67	$7.50		$8.81	$8.60

Total return[4]	(4.40%	)[5]	12.11%	3.89% [5]	(1.48%	)[5]	10.69% [5]	17.99% [5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,037		$233,850	$271,088	$344,592		$393,697	$379,176
Ratio of expenses to average net assets[6]	1.34%		1.36%	1.41%	1.44%		1.43%	1.44%
Ratio of expenses to average net assets
prior to fees waived[6]	1.36%		1.36%	1.42%	1.46%		1.48%	1.49%
Ratio of net investment income (loss) to
average net assets	0.46%		0.94%	0.86%	0.55%		(0.16% )	0.30%
Ratio of net investment income (loss) to
average net assets prior to fees waived	0.44%		0.94%	0.85%	0.53%		(0.21% )	0.25%
Portfolio turnover	17%		34%	128%	119%		132%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$7.48	$6.97	$7.74	$9.03	$8.78	$7.43

Income (loss) from investment operations:
Net investment income[3]	0.02	0.09	0.07	0.07	0.02	0.06
Net realized and unrealized gain (loss)	(0.30)	0.77	0.25	(0.36)	0.91	1.31
Total from investment operations	(0.28)	0.86	0.32	(0.29)	0.93	1.37

Less dividends and distributions from:
Net investment income	—	(0.08)	(0.05)	—	(0.05)	(0.02)
Net realized gain	(0.81)	(0.27)	(1.04)	(1.00)	(0.63)	—
Total dividends and distributions	(0.81)	(0.35)	(1.09)	(1.00)	(0.68)	(0.02)

Net asset value, end of period	$6.39	$7.48	$6.97	$7.74	$9.03	$8.78

Total return[4]	(4.32% )	12.54%	4.24%	(1.20% )	11.03%	18.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,302	$15,345	$17,475	$75,077	$228,234	$191,839
Ratio of expenses to average net assets[5]	1.06%	1.07%	1.09%	1.09%	1.05%	1.04%
Ratio of expenses to average net assets prior
to fees waived[5]	1.11%	1.11%	1.18%	1.11%	1.10%	1.09%
Ratio of net investment income to average net
assets	0.60%	1.24%	0.93%	0.95%	0.25%	0.70%
Ratio of net investment income to average net
assets prior to fees waived	0.55%	1.20%	0.84%	0.93%	0.20%	0.65%
Portfolio turnover	17%	34%	128%	119%	132%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$7.58	$6.98	$7.80	$9.08	$8.82	$7.47

Income (loss) from investment operations:
Net investment income[3]	0.02	0.02	0.08	0.07	0.03	0.06
Net realized and unrealized gain (loss)	(0.31)	0.85	0.25	(0.35)	0.91	1.31
Total from investment operations	(0.29)	0.87	0.33	(0.28)	0.94	1.37

Less dividends and distributions from:
Net investment income	(0.01)	—	(0.11)	—	(0.05)	(0.02)
Net realized gain	(0.81)	(0.27)	(1.04)	(1.00)	(0.63)	—
Total dividends and distributions	(0.82)	(0.27)	(1.15)	(1.00)	(0.68)	(0.02)

Net asset value, end of period	$6.47	$7.58	$6.98	$7.80	$9.08	$8.82

Total return[4]	(4.21% )	12.61%	4.32%	(1.08% )	11.12%	18.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23	$138	$1,317	$1,946	$4,419	$3,800
Ratio of expenses to average net assets[5]	1.01%	1.02%	1.03%	1.02%	1.00%	1.00%
Ratio of expenses to average net assets prior to
fees waived[5]	1.05%	1.05%	1.13%	1.04%	1.05%	1.05%
Ratio of net investment income to average net
assets	0.50%	0.31%	1.21%	0.95%	0.29%	0.74%
Ratio of net investment income to average net
assets prior to fees waived	0.46%	0.28%	1.11%	0.93%	0.24%	0.69%
Portfolio turnover	17%	34%	128%	119%	132%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Global Fund Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Covered Call Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]			Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$13.12	$10.99	$11.81	$11.83	$11.18	$10.36

Income (loss) from investment operations:
Net investment income[3]	0.01	0.06	0.13	0.12	0.11	0.10
Net realized and unrealized gain (loss)	0.60	2.14	(0.82)	(0.02)	0.64	0.85
Total from investment operations	0.61	2.20	(0.69)	0.10	0.75	0.95

Less dividends and distributions from:
Net investment income	(0.01)	(0.07)	(0.13)	(0.12)	(0.10)	(0.11)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.01)	(0.07)	(0.13)	(0.12)	(0.10)	(0.13)

Net asset value, end of period	$13.72	$13.12	$10.99	$11.81	$11.83	$11.18

Total return[4]	4.67%	20.11%	(5.75% )	0.97%	6.79%	9.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,800	$95,583	$121,566	$211,777	$237,103	$167,906
Ratio of expenses to average net assets[5]	1.31%	1.31%	1.32%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior
to fees waived[5]	1.33%	1.35%	1.37%	1.28%	1.28%	1.36%
Ratio of net investment income to average
net assets	0.19%	0.51%	1.15%	1.11%	0.95%	1.18%
Ratio of net investment income to average
net assets prior to fees waived	0.17%	0.47%	1.10%	1.13%	0.97%	1.12%
Portfolio turnover	3%	41%	49%	34%	107%	121%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Covered Call Strategy Fund were reorganized into Class A shares of Delaware Covered Call Strategy Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$13.08	$10.96	$11.78	$11.80	$11.16	$10.34

Income (loss) from investment operations:
Net investment income[3]	0.03	0.09	0.15	0.16	0.14	0.13
Net realized and unrealized gain (loss)	0.60	2.14	(0.81)	(0.02)	0.64	0.86
Total from investment operations	0.63	2.23	(0.66)	0.14	0.78	0.99

Less dividends and distributions from:
Net investment income	(0.03)	(0.11)	(0.16)	(0.16)	(0.14)	(0.15)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.03)	(0.11)	(0.16)	(0.16)	(0.14)	(0.17)

Net asset value, end of period	$13.68	$13.08	$10.96	$11.78	$11.80	$11.16

Total return[4]	4.82%	20.40%	(5.54% )	1.25%	7.09%	9.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,054	$34,606	$37,887	$66,252	$114,275	$109,360
Ratio of expenses to average net assets[5]	1.06%	1.07%	1.10%	1.00%	0.97%	0.97%
Ratio of expenses to average net assets prior to
fees waived[5]	1.08%	1.10%	1.12%	0.96%	1.03%	1.06%
Ratio of net investment income to average net
assets	0.44%	0.75%	1.38%	1.41%	1.25%	1.53%
Ratio of net investment income to average net
assets prior to fees waived	0.42%	0.72%	1.36%	1.45%	1.19%	1.44%
Portfolio turnover	3%	41%	49%	34%	107%	121%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Covered Call Strategy Fund were reorganized into Institutional Class shares of Delaware Covered Call Strategy Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Covered Call Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$13.03	$10.91	$11.69	$11.72	$11.17	$10.35

Income (loss) from investment operations:
Net investment income[3]	0.04	0.12	0.18	0.17	0.16	0.16
Net realized and unrealized gain (loss)	0.59	2.12	(0.81)	(0.02)	0.63	0.85
Total from investment operations	0.63	2.24	(0.63)	0.15	0.79	1.01

Less dividends and distributions from:
Net investment income	(0.04)	(0.12)	(0.15)	(0.18)	(0.24)	(0.17)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.04)	(0.12)	(0.15)	(0.18)	(0.24)	(0.19)

Net asset value, end of period	$13.62	$13.03	$10.91	$11.69	$11.72	$11.17

Total return[4]	4.86%	20.57%	(5.30% )	1.42%	7.19%	9.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48	$48	$236	$1,477	$2,913	$7,334
Ratio of expenses to average net assets[5]	0.88%	0.88%	0.89%	0.87%	0.84%	0.84%
Ratio of expenses to average net assets prior to
fees waived[5]	1.00%	1.02%	1.07%	0.90%	0.89%	0.96%
Ratio of net investment income to average net
assets	0.63%	1.02%	1.64%	1.54%	1.38%	1.65%
Ratio of net investment income to average net
assets prior to fees waived	0.51%	0.88%	1.46%	1.51%	1.33%	1.53%
Portfolio turnover	3%	41%	49%	34%	107%	121%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Covered Call Strategy Fund were reorganized into Class R6 shares of Delaware Covered Call Strategy Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18		9/30/17
Net asset value, beginning of period	$10.20	$11.61	$12.36	$11.90	$10.77		$9.91

Income (loss) from investment operations:
Net investment loss[3]	(0.02)	(0.05)	(0.02)	(0.01)	(0.03)		(0.02)
Net realized and unrealized gain	0.01	1.55	1.23	0.68	1.16		0.88
Total from investment operations	(0.01)	1.50	1.21	0.67	1.13		0.86

Less dividends and distributions from:
Net investment income	—	—	(0.05)	—	—		—
Net realized gain	(1.07)	(2.91)	(1.91)	(0.21)	—		—
Total dividends and distributions	(1.07)	(2.91)	(1.96)	(0.21)	—		—

Net asset value, end of period	$9.12	$10.20	$11.61	$12.36	$11.90		$10.77

Total return[4]	(0.41% )	14.35%	10.91%	5.92%	10.49%		8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,321	$45,084	$55,603	$78,297	$66,746		$44,228
Ratio of expenses to average net assets[5]	1.61%	1.64%	1.66%	1.75%	1.75%		1.75%
Ratio of expenses to average net assets prior to
fees waived[5]	1.79%	1.80%	1.85%	1.68%	1.76%		2.09%
Ratio of net investment loss to average net
assets	(0.49% )	(0.48% )	(0.14% )	(0.05% )	(0.22%	)	(0.21%	)
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.67% )	(0.64% )	(0.33% )	0.02%	(0.23%	)	(0.55%	)
Portfolio turnover	36%	60%	109%	124%	56%		75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class A shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Hedged U.S. Equity Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.45	$11.79	$12.48	$11.99	$10.81	$9.91

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	(0.02)	0.02	0.03	0.02	0.01
Net realized and unrealized gain	0.01	1.59	1.25	0.67	1.16	0.89
Total from investment operations	—	1.57	1.27	0.70	1.18	0.90

Less dividends and distributions from:
Net investment income	—	—	(0.05)	— [4]	—	—	[4]
Net realized gain	(1.07)	(2.91)	(1.91)	(0.21)	—	—
Total dividends and distributions	(1.07)	(2.91)	(1.96)	(0.21)	—	—	[4]

Net asset value, end of period	$9.38	$10.45	$11.79	$12.48	$11.99	$10.81

Total return[5]	(0.29% )	14.79%	11.28%	6.14%	10.92%	9.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,174	$24,625	$19,229	$44,543	$94,955	$33,770
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.33%	1.42%	1.42%	1.42%
Ratio of expenses to average net assets prior to
fees waived[6]	1.54%	1.56%	1.62%	1.39%	1.40%	1.76%
Ratio of net investment income (loss) to average
net assets	(0.16% )	(0.15% )	0.21%	0.27%	0.16%	0.10%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.40% )	(0.41% )	(0.08% )	0.30%	0.18%	(0.24%	)
Portfolio turnover	36%	60%	109%	124%	56%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Institutional Class shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.47		$11.80		$12.53	$12.01	$10.82	$9.91

Income from investment operations:
Net investment income[3]	—	[4]	—	[4]	0.04	0.04	0.02	0.02
Net realized and unrealized gain	—		1.58		1.24	0.69	1.17	0.89
Total from investment operations	—	[4]	1.58		1.28	0.73	1.19	0.91

Less dividends and distributions from:
Net investment income	—		—		(0.10)	— [4]	—	—	[4]
Net realized gain	(1.07)		(2.91)		(1.91)	(0.21)	—	—
Total dividends and distributions	(1.07)		(2.91)		(2.01)	(0.21)	—	—	[4]

Net asset value, end of period	$9.40		$10.47		$11.80	$12.53	$12.01	$10.82

Total return[5]	(0.29%	)	14.92%		11.41%	6.39%	11.00%	9.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15		$17		$91	$341	$574	$472
Ratio of expenses to average net assets[6]	1.20%		1.20%		1.23%	1.31%	1.31%	1.31%
Ratio of expenses to average net assets prior to
fees waived[6]	1.45%		1.49%		1.57%	1.30%	1.39%	1.74%
Ratio of net investment income (loss) to average
net assets	(0.08%	)	(0.05%	)	0.31%	0.37%	0.21%	0.23%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.33%	)	(0.34%	)	(0.03% )	0.38%	0.13%	(0.20%	)
Portfolio turnover	36%		60%		109%	124%	56%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class R6 shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended				4/2/18[1]
	3/31/22[2]	Year ended			to
	(Unaudited)	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$10.32	$9.36	$10.14	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.06	0.16	0.21	0.18	0.08
Net realized and unrealized gain (loss)	0.24	0.96	(0.65)	0.05	0.23
Total from investment operations	0.30	1.12	(0.44)	0.23	0.31

Less dividends and distributions from:
Net investment income	(0.06)	(0.16)	(0.21)	(0.17)	(0.05)
Net realized gain	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.06)	(0.16)	(0.34)	(0.35)	(0.05)

Net asset value, end of period	$10.56	$10.32	$9.36	$10.14	$10.26

Total return[5]	2.93%	11.96%	(4.24% )	2.33%	3.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,998	$22,015	$31,472	$60,830	$41,688
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.47%	1.49%	1.44%	1.35%	2.07%
Ratio of net investment income to average net assets	1.17%	1.55%	2.19%	1.74%	1.57%
Ratio of net investment income to average net assets prior to
fees waived	1.00%	1.36%	2.05%	1.69%	0.80%
Portfolio turnover	12%	16%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Class A shares of First Investors Premium Income Fund were reorganized into Class A shares of Delaware Premium Income Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Class A shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended				4/2/18[1]
	3/31/22[2]	Year ended			to
	(Unaudited)	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$10.33	$9.37	$10.16	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.07	0.18	0.23	0.20	0.10
Net realized and unrealized gain (loss)	0.24	0.96	(0.65)	0.07	0.22
Total from investment operations	0.31	1.14	(0.42)	0.27	0.32

Less dividends and distributions from:
Net investment income	(0.08)	(0.18)	(0.24)	(0.19)	(0.06)
Net realized gain	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.08)	(0.18)	(0.37)	(0.37)	(0.06)

Net asset value, end of period	$10.56	$10.33	$9.37	$10.16	$10.26

Total return[5]	2.96%	12.27%	(4.05% )	2.67%	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,691	$26,233	$32,769	$67,844	$34,170
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.05%	1.05%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	1.24%	1.19%	1.10%	1.52%
Ratio of net investment income to average net assets	1.43%	1.80%	2.45%	1.98%	1.86%
Ratio of net investment income to average net assets prior to
fees waived	1.26%	1.61%	2.31%	1.93%	1.36%
Portfolio turnover	12%	16%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Advisor Class shares of First Investors Premium Income Fund were reorganized into Institutional Class shares of Delaware Premium Income Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Advisor Class shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended				4/2/18[1]
	3/31/22[2]	Year ended			to
	(Unaudited)	9/30/21	9/30/20[3]	9/30/19	9/30/18
Net asset value, beginning of period	$5.23	$4.87	$5.53	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.04	0.10	0.13	0.20	0.10
Net realized and unrealized gain (loss)	0.12	0.50	(0.37)	(0.27)	0.23
Total from investment operations	0.16	0.60	(0.24)	(0.07)	0.33

Less dividends and distributions from:
Net investment income	(0.11)	(0.24)	(0.29)	(4.38)	(0.17)
Net realized gain	—	—	(0.13)	(0.18)	—
Total dividends and distributions	(0.11)	(0.24)	(0.42)	(4.56)	(0.17)

Net asset value, end of period	$5.28	$5.23	$4.87	$5.53	$10.16

Total return[5]	3.01%	12.54%	(3.95% )	2.90%	3.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$16	$34	$29	$3,877
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%	0.90%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.14%	1.17%	1.13%	1.05%	1.88%
Ratio of net investment income to average net assets	1.55%	1.95%	2.63%	2.06%	1.88%
Ratio of net investment income to average net assets prior to
fees waived	1.31%	1.68%	2.40%	1.91%	0.89%
Portfolio turnover	12%	16%	32%	63%	77%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	On October 4, 2019, Institutional Class shares of First Investors Premium Income Fund were reorganized into Class R6 shares of Delaware Premium Income Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Premium Income Fund Institutional Class shares.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$17.17	$14.37	$19.03		$20.22	$19.88	$19.00

Income (loss) from investment operations:
Net investment income[3]	0.11	0.24	0.29		0.28	0.31	0.23
Net realized and unrealized gain (loss)	0.45	2.87	(0.88)		0.39	0.74	1.27
Total from investment operations	0.56	3.11	(0.59)		0.67	1.05	1.50

Less dividends and distributions from:
Net investment income	(0.14)	(0.31)	(0.33)		(0.34)	(0.36)	(0.32)
Net realized gain	(2.15)	—	(3.73)		(1.52)	(0.35)	(0.30)
Return of capital	—	—	(0.01)		—	—	—
Total dividends and distributions	(2.29)	(0.31)	(4.07)		(1.86)	(0.71)	(0.62)

Net asset value, end of period	$15.44	$17.17	$14.37		$19.03	$20.22	$19.88

Total return[4]	3.18% [5]	21.77%	(4.48%	)[5]	4.58%	5.32%	8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$461,799	$488,792	$550,020		$800,910	$889,473	$877,311
Ratio of expenses to average net assets[6]	1.11%	1.13%	1.16%		1.17%	1.18%	1.19%
Ratio of expenses to average net assets prior to
fees waived[6]	1.12%	1.13%	1.17%		1.17%	1.18%	1.19%
Ratio of net investment income to average net
assets	1.38%	1.50%	1.89%		1.50%	1.55%	1.22%
Ratio of net investment income to average net
assets prior to fees waived	1.37%	1.50%	1.88%		1.50%	1.55%	1.22%
Portfolio turnover	30%	94%	151%	[7]	59%	53%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Total Return Fund were reorganized into Class A shares of Delaware Total Return Fund. See Notes to financial statements. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Total Return Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$17.24	$14.43	$19.10	$20.32	$19.98	$19.04

Income (loss) from investment operations:
Net investment income[3]	0.13	0.28	0.33	0.34	0.37	0.32
Net realized and unrealized gain (loss)	0.46	2.88	(0.90)	0.40	0.75	1.30
Total from investment operations	0.59	3.16	(0.57)	0.74	1.12	1.62

Less dividends and distributions from:
Net investment income	(0.16)	(0.35)	(0.36)	(0.44)	(0.43)	(0.38)
Net realized gain	(2.15)	—	(3.73)	(1.52)	(0.35)	(0.30)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(2.31)	(0.35)	(4.10)	(1.96)	(0.78)	(0.68)

Net asset value, end of period	$15.52	$17.24	$14.43	$19.10	$20.32	$19.98

Total return[4]	3.37% [5]	22.06%	(4.29% )	4.93%	5.69%	8.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,422	$1,388	$769	$1,166	$1,006	$996
Ratio of expenses to average net assets[6]	0.86%	0.88%	0.90%	0.85%	0.84%	0.80%
Ratio of expenses to average net assets prior to
fees waived[6]	0.87%	0.88%	0.90%	0.85%	0.84%	0.80%
Ratio of net investment income to average net
assets	1.64%	1.68%	2.12%	1.80%	1.83%	1.61%
Ratio of net investment income to average net
assets prior to fees waived	1.63%	1.68%	2.12%	1.80%	1.83%	1.61%
Portfolio turnover	30%	94%	151% [7]	59%	53%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Total Return Fund were reorganized into Institutional Class shares of Delaware Total Return Fund. See Notes to financial statements. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Total Return Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20[2]		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$17.29	$14.47	$19.14		$20.38	$20.05	$19.13

Income (loss) from investment operations:
Net investment income[3]	0.14	0.34	0.35		0.35	0.40	0.32
Net realized and unrealized gain (loss)	0.46	2.85	(0.90)		0.41	0.74	1.27
Total from investment operations	0.60	3.19	(0.55)		0.76	1.14	1.59

Less dividends and distributions from:
Net investment income	(0.17)	(0.37)	(0.39)		(0.48)	(0.46)	(0.37)
Net realized gain	(2.15)	—	(3.73)		(1.52)	(0.35)	(0.30)
Return of capital	—	—	—	[4]	—	—	—
Total dividends and distributions	(2.32)	(0.37)	(4.12)		(2.00)	(0.81)	(0.67)

Net asset value, end of period	$15.57	$17.29	$14.47		$19.14	$20.38	$20.05

Total return[5]	3.39% [6]	22.23% [6]	(4.17%	)[6]	5.06%	5.77%	8.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35	$62	$762		$1,976	$34,555	$33,545
Ratio of expenses to average net assets[7]	0.79%	0.79%	0.81%		0.79%	0.77%	0.77%
Ratio of expenses to average net assets prior to
fees waived[7]	0.81%	0.82%	0.89%		0.79%	0.77%	0.77%
Ratio of net investment income to average net
assets	1.63%	2.16%	2.23%		1.86%	1.96%	1.65%
Ratio of net investment income to average net
assets prior to fees waived	1.61%	2.13%	2.15%		1.86%	1.96%	1.65%
Portfolio turnover	30%	94%	151%	[8]	59%	53%	39%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of First Investors Total Return Fund were reorganized into Class R6 shares of Delaware Total Return Fund. See Notes to financial statements. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Total Return Fund Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

March 31, 2022 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 12 series. These financial statements and the related notes pertain to nine funds listed below (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Global Equity Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Global Equity Fund is considered nondiversified. The Funds offer Class A, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

Before each Fund commenced operations, on October 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Equity Income Fund	First Investors Equity Income Fund
Delaware Growth and Income Fund	First Investors Growth & Income Fund
Delaware Growth Equity Fund	First Investors Select Growth Fund
Delaware Opportunity Fund	First Investors Opportunity Fund
Delaware Global Equity Fund	First Investors Global Fund
Delaware Covered Call Strategy Fund	First Investors Covered Call Strategy Fund
Delaware Hedged U.S. Equity Opportunities Fund	First Investors Hedged U.S. Equity Opportunities Fund
Delaware Premium Income Fund	First Investors Premium Income Fund
Delaware Total Return Fund	First Investors Total Return Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2022, and for all open tax years (years ended September 30, 2018–September 30, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) — Delaware Total Return Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Delaware Total Return Fund declares and pays dividends monthly. Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Covered Call Strategy Fund, and Delaware Premium Income Fund declare and pay dividends quarterly. Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Global Equity Fund, and Delaware Hedged U.S. Equity Opportunities Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended March 31, 2022 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended March 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Equity Income Fund	$966
Delaware Growth and Income Fund	3,030
Delaware Growth Equity Fund	1,345
Delaware Opportunity Fund	2,060
Delaware Global Equity Fund	903
Delaware Covered Call Strategy Fund	553
Delaware Hedged U.S. Equity Opportunities Fund	241
Delaware Premium Income Fund	171
Delaware Total Return Fund	1,665

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	On the first	On the next	On the next	In excess of
	$500 million	$500 million	$1.5 billion	$2.5 billion
Delaware Equity Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth and Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth Equity Fund	0.650%	0.600%	0.550%	0.500%
Delaware Opportunity Fund	0.750%	0.700%	0.650%	0.600%
Delaware Global Equity Fund	0.850%	0.800%	0.750%	0.700%
Delaware Total Return Fund	0.650%	0.600%	0.550%	0.500%

	On the first	On the next	On the next	On the next	On the next	In excess
	$300 million	$200 million	$500 million	$1 billion	$1 billion	$3 billion
Delaware Covered Call
Strategy Fund	0.8000%	0.7500%	0.7000%	0.6500%	0.600%	0.550%
Delaware Hedged
U.S. Equity
Opportunities Fund	1.1500%	1.1000%	1.0500%	1.0000%	0.950%	0.900%

Delaware Premium Income Fund pays 0.80% of the Fund’s average daily net assets.

DMC has contractually agreed to waive all or a portion, if any, of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from January 28, 2022 through March 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily	daily	daily
	net assets	net assets	net assets
Fund	Class A**	Institutional Class**	Class R6**
Delaware Equity Income Fund	1.02%	0.77%	0.71%
Delaware Growth and Income
Fund	1.02%	0.77%	0.75%
Delaware Growth Equity Fund	1.17%	0.86%	0.79%
Delaware Opportunity Fund	1.15%	0.90%	0.78%
Delaware Global Equity Fund	1.26%	1.01%	0.95%
Delaware Covered Call Strategy
Fund	1.31%	1.06%	0.88%
Delaware Hedged U.S. Equity
Opportunities Fund	1.55%	1.30%	1.20%
Delaware Premium Income
Fund	1.30%	1.05%	0.90%
Delaware Total Return Fund	1.06%	0.81%	0.79%
____________________

*	The aggregate contractual waiver period covering this report is from January 28, 2022 through January 28, 2023.
**	From October 1, 2021 through January 27, 2022, the operating expense limitations were as follows:

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily net assets	daily net assets	daily net assets
Fund	Class A	Institutional Class	Class R6
Delaware Equity Income Fund	1.12%	0.77%	0.71%
Delaware Growth and Income Fund	1.08%	0.82%	0.75%
Delaware Growth Equity Fund	1.17%	0.86%	0.79%
Delaware Opportunity Fund	1.21%	0.90%	0.78%
Delaware Global Equity Fund	1.37%	1.07%	1.02%
Delaware Covered Call Strategy Fund	1.31%	1.06%	0.88%
Delaware Hedged U.S. Equity Opportunities Fund	1.55%	1.30%	1.20%
Delaware Premium Income Fund	1.30%	1.05%	0.90%
Delaware Total Return Fund	1.15%	0.91%	0.79%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Although the DMC has principal responsibility for the DMC's portion of Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Opportunity Fund, and Delaware Total Return Fund, the DMC may permit Macquarie Funds Management Hong Kong Limited to execute Fund security trades on behalf of the DMC.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$7,671
Delaware Growth and Income Fund	22,557
Delaware Growth Equity Fund	15,264
Delaware Opportunity Fund	15,141
Delaware Global Equity Fund	6,529
Delaware Covered Call Strategy Fund	4,507
Delaware Hedged U.S. Equity Opportunities Fund	3,357
Delaware Premium Income Fund	2,978
Delaware Total Return Fund	11,427

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended March 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$12,854
Delaware Growth and Income Fund	46,619
Delaware Growth Equity Fund	22,758
Delaware Opportunity Fund	29,828
Delaware Global Equity Fund	10,264
Delaware Covered Call Strategy Fund	5,678
Delaware Hedged U.S. Equity Opportunities Fund	3,068
Delaware Premium Income Fund	2,201
Delaware Total Return Fund	21,392

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Equity Income Fund	$5,637
Delaware Growth and Income Fund	20,104
Delaware Growth Equity Fund	12,445
Delaware Opportunity Fund	12,911
Delaware Global Equity Fund	4,743
Delaware Covered Call Strategy Fund	2,312
Delaware Hedged U.S. Equity Opportunities Fund	1,362
Delaware Premium Income Fund	940
Delaware Total Return Fund	10,286

For the six months ended March 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Equity Income Fund	$9,400
Delaware Growth and Income Fund	39,705
Delaware Growth Equity Fund	27,938
Delaware Opportunity Fund	28,757
Delaware Global Equity Fund	6,956
Delaware Covered Call Strategy Fund	7,417
Delaware Hedged U.S. Equity Opportunities Fund	5,489
Delaware Premium Income Fund	1,299
Delaware Total Return Fund	26,134

For the six months ended March 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Equity Income Fund	$—
Delaware Growth and Income Fund	23
Delaware Growth Equity Fund	12
Delaware Opportunity Fund	118
Delaware Global Equity Fund	75
Delaware Covered Call Strategy Fund	10
Delaware Hedged U.S. Equity Opportunities Fund	—
Delaware Premium Income Fund	—
Delaware Total Return Fund	11

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

A summary of the transactions in affiliated companies during the year ended March 31, 2022 as follows:

Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of
	of period	additions	reductions(1)	securities	on affiliated securities	period	Shares
Delaware
Total
Return
Fund
Limited
Liability
Corporation—
0.0%
Sc Hixson
Pp=,†,π	$8,470,080	$—	$270,000	$—	$1,913,040	$10,113,120	7,200,000

(1)	The amount shown included return of capital.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $10,113,120, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the following table, for additional details on restricted securities.

3. Investments

For the six months ended March 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Delaware Equity Income Fund	$27,594,651	$—	$52,318,830	$—
Delaware Growth and Income Fund	95,111,637	—	167,696,433	—
Delaware Growth Equity Fund	80,037,904	—	174,990,661	—
Delaware Opportunity Fund	43,044,290	—	107,633,128	—
Delaware Global Equity Fund	39,050,461	—	70,873,865	—
Delaware Covered Call Strategy Fund	4,117,682	—	16,561,774	—
Delaware Hedged U.S. Equity Opportunities Fund	24,347,081	—	24,783,245	—
Delaware Premium Income Fund	6,882,971	—	10,076,311	—
Delaware Total Return Fund	83,453,949	55,912,543	100,771,033	59,489,078

At March 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Equity Income Fund	$244,923,116	$53,165,880	$(8,851,793)	$44,314,087
Delaware Growth and Income Fund	863,327,174	216,955,856	(31,919,621)	185,036,235
Delaware Growth Equity Fund	326,143,895	179,513,983	(1,266,459)	178,247,524
Delaware Opportunity Fund	455,986,750	200,422,422	(7,111,853)	193,310,569
Delaware Global Equity Fund	207,252,284	14,876,432	(16,210,102)	(1,333,670)
Delaware Covered Call Strategy Fund	76,927,393	50,289,775	(3,480,263)	46,809,512
Delaware Hedged U.S. Equity Opportunities Fund	61,266,164	10,360,633	(3,519,782)	6,840,851
Delaware Premium Income Fund	34,734,078	16,335,539	(3,645,754)	12,689,785
Delaware Total Return Fund	423,978,203	57,681,714	(19,868,895)	37,812,819

At September 30, 2021, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Covered Call Strategy Fund	$4,342,920	$—	$4,342,920
Delaware Premium Income Fund	9,168,591	2,703,280	11,871,871

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2022:

Delaware Equity
Income Fund
Level 1
Securities
Assets:
Common Stocks	$288,406,926
Short-Term Investments	830,277
Total Value of Securities	$289,237,203

Delaware
Growth and
Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,045,307,252
Short-Term Investments	3,056,157
Total Value of Securities	$1,048,363,409

Delaware
Growth Equity
Fund
Level 1
Securities
Assets:
Common Stocks	$495,356,696
Short-Term Investments	9,034,723
Total Value of Securities	$504,391,419

Delaware
Opportunity
Fund
Level 1
Securities
Assets:
Common Stocks	$647,656,252
Short-Term Investments	1,641,067
Total Value of Securities	$649,297,319

	Delaware Global Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$4,928,586	$—	$4,928,586

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Global Equity Fund
	Level 1	Level 2	Total
Consumer Discretionary	$—	$20,675,686	$20,675,686
Consumer Staples	33,504,204	45,124,424	78,628,628
Healthcare	21,885,930	29,890,836	51,776,766
Industrials	6,955,296	13,969,969	20,925,265
Information Technology	2,266,489	16,136,109	18,402,598
Materials	—	8,267,850	8,267,850
Exchange-Traded Fund	2,125,670	—	2,125,670
Short-Term Investments	186,554	—	186,554
Total Value of Securities	$71,852,729	$134,064,874	$205,917,603

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$2,307	$2,307
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,296)	$(1,296)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Delaware
Covered Call
Strategy Fund
Level 1
Securities
Assets:
Common Stocks	$126,252,867
Short-Term Investments	1,701,104
Total Value of Securities Before Options Written	$127,953,971
Liabilities:
Options Written	$(4,217,066)

	Delaware Hedged U.S. Equity Opportunities Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$5,836,500	$—	$5,836,500
Consumer Discretionary	8,244,561	294,029	8,538,590
Consumer Staples	3,834,051	185,334	4,019,385
Energy	1,052,006	—	1,052,006
Financials	9,503,693	—	9,503,693
Healthcare	9,311,376	118,598	9,429,974
Industrials	7,758,711	262,457	8,021,168
Information Technology	14,014,704	89,715	14,104,419
Materials	2,663,547	—	2,663,547

	Delaware Hedged U.S. Equity Opportunities Fund
	Level 1	Level 2	Total
Real Estate	$2,067,488	$—	$2,067,488
Utilities	1,169,223	153,402	1,322,625
Exchange-Traded Fund	425,885	—	425,885
Options Purchased	—	714,635	714,635
Short-Term Investments	1,361,275	—	1,361,275
Total Value of Securities Before Options Written	$67,243,020	$1,818,170	$69,061,190
Liabilities:
Options Written	$(389,530)	$—	$(389,530)

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$13,165	$13,165
Liabilities:
Foreign Currency Exchange Contracts	$—	$(21,296)	$(21,296)
Futures Contracts	(556,514)	—	(556,514)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Delaware
Premium
Income Fund
Level 1
Securities
Assets:
Common Stocks	$57,211,939
Short-Term Investments	660,781
Total Value of Securities Before Options Written	$57,872,720
Liabilities:
Options Written	$(10,448,857)

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed
Securities	$—	$12,693,900	$—	$12,693,900
Collateralized Debt Obligations	—	1,297,956	—	1,297,956
Common Stocks
Banks	2,689,390	—	—	2,689,390
Basic Materials	1,383,744	—	—	1,383,744
Biotechnology	677,338	—	—	677,338
Communication Services	7,577,096	1,367,129	—	8,944,225
Communications	11,209,659	—	—	11,209,659
Consumer Discretionary	32,349,203	3,820,149	—	36,169,352
Consumer Staples	11,373,383	8,080,437	—	19,453,820

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Electric	$1,109,640	$—	$—	$1,109,640
Energy	17,289,168	—	—	17,289,168
Financials	21,339,964	—	—	21,339,964
Healthcare	36,644,246	5,100,040	—	41,744,286
Industrials	13,103,610	2,581,021	—	15,684,631
Information Technology	41,112,113	2,632,142	—	43,744,255
Insurance	10,069,212	—	—	10,069,212
Materials	2,818,114	1,418,795	—	4,236,909
Media	2,826,383	—	—	2,826,383
REIT Diversified	2,405,531	—	—	2,405,531
REIT Healthcare	1,817,511	—	—	1,817,511
REIT Hotel	104,556	—	—	104,556
REIT Industrial	454,994	—	—	454,994
REIT Mall	395,601	—	—	395,601
REIT Manufactured Housing	531,282	—	—	531,282
REIT Multifamily	4,783,687	—	—	4,783,687
REIT Office	249,196	—	—	249,196
REIT Self-Storage	1,541,963	—	—	1,541,963
REIT Shopping Center	715,511	—	—	715,511
REIT Single Tenant	878,379	—	—	878,379
REIT Specialty	67,373	—	—	67,373
REITs	6,540,658	—	—	6,540,658
Retail	1,185,344	—	—	1,185,344
Technology	24,051,753	—	—	24,051,753
Utilities	4,266,555	—	—	4,266,555
Convertible Bonds	—	29,418,157	—	29,418,157
Convertible Preferred Stock	7,477,289	—	—	7,477,289
Corporate Bonds	—	58,060,247	—	58,060,247
Exchange-Traded Funds	24,237,555	—	—	24,237,555
Limited Liability Corporation	—	—	10,113,120	10,113,120
Non-Agency Asset-Backed
Securities	—	803,278	—	803,278
Non-Agency Commercial
Mortgage-Backed Securities	—	6,179,915	—	6,179,915
Sovereign Bonds	—	7,487,398	—	7,487,398
Supranational Banks	—	883,738	—	883,738
US Treasury Obligations	—	8,480,596	—	8,480,596
Short-Term Investments	6,057,212	—	—	6,057,212
Total Value of Securities	$301,334,213	$150,304,898	$10,113,120	$461,752,231

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$455	$—	$455
Futures Contracts	86,336	—	—	86,336
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(13,294)	$—	$(13,294)
Futures Contracts	(34,706)	—	—	(34,706)

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period except for Delaware Total Return Fund. There were no Level 3 investments during the six months ended March 31, 2022 for Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Global Equity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund and Delaware Premium Income Fund.

Limited Liability Corporation
Balance as of 9/30/21	$8,470,080
Return of capital	(270,000)
Net change in unrealized appreciation/depreciation	1,913,040
Balance as of 3/31/22	$10,113,120
Net change in unrealized appreciation (depreciation)
from Level 3 investments still held as of 3/31/22	$1,913,040

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Total Return Fund is as follows:

		Valuation	Unobservable	Input
Assets	Value	Techniques	Inputs	Value
Limited Partnerships	$10,113,120	Market Cap rate method (using trailing 12 month NOI adjusted for assets and liabilities)	Liquidity discount Cap rate	5% 5.50%

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware		Delaware
	Equity Income Fund		Growth and Income Fund		Growth Equity Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	643,166	1,187,812	933,599	2,296,732	997,225	2,066,873
Institutional Class	93,614	149,781	45,348	164,457	342,118	1,861,724
Class R6	—	—	—	—	9,889	66,988

Shares issued upon reinvestment of dividends and distributions:
Class A	5,325,315	3,596,638	7,763,727	5,357,405	11,185,694	3,182,854
Institutional Class	32,656	16,098	34,176	25,619	991,080	782,524
Class R6	380	937	330	1,300	32,975	4,900
	6,095,131	4,951,266	8,777,180	7,845,513	13,558,981	7,965,863

Shares redeemed:
Class A	(4,354,121)	(15,059,596)	(6,531,729)	(22,458,779)	(3,768,966)	(10,442,589)
Institutional Class	(46,851)	(76,607)	(84,929)	(200,804)	(3,416,695)	(6,867,048)
Class R6	(223)	(107,145)	(10,190)	(214,008)	(118,812)	(224,736)
	(4,401,195)	(15,243,348)	(6,626,848)	(22,873,591)	(7,304,473)	(17,534,373)
Net increase (decrease)	1,693,936	(10,292,082)	2,150,332	(15,028,078)	6,254,508	(9,568,510)

					Delaware
	Delaware		Delaware		Covered Call
	Opportunity Fund		Global Equity Fund		Strategy Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	249,027	675,704	339,774	946,910	142,291	401,971
Institutional Class	10,458	58,698	15,794	199,494	52,463	229,299
Class R6	113	820	643	15,026	—	3,426

Shares issued upon reinvestment of dividends and distributions:
Class A	1,102,821	192,380	4,414,491	1,838,216	6,332	55,398
Institutional Class	7,167	1,000	45,872	112,012	5,386	24,119
Class R6	80	—	404	378	11	65
	1,369,666	928,602	4,816,978	3,112,036	206,483	714,278

Shares redeemed:
Class A	(1,881,091)	(7,165,676)	(3,274,672)	(10,641,883)	(890,022)	(4,228,881)
Institutional Class	(26,025)	(47,140)	(1,754,063)	(765,692)	(214,166)	(1,062,528)
Class R6	(4,960)	(37,232)	(15,708)	(186,007)	(184)	(21,461)
	(1,912,076)	(7,250,048)	(5,044,443)	(11,593,582)	(1,104,372)	(5,312,870)
Net decrease	(542,410)	(6,321,446)	(227,465)	(8,481,546)	(897,889)	(4,598,592)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware
	Hedged U.S. Equity		Delaware		Delaware
	Opportunities Fund		Premium Income Fund		Total Return Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	145,212	622,730	33,126	95,024	473,056	1,170,029
Institutional Class	903,109	1,607,817	348,160	492,556	29,750	74,433
Class R6	—	3,398	—	—	39	97

Shares issued upon reinvestment of dividends and distributions:
Class A	481,104	1,304,950	11,444	39,818	4,013,576	623,661
Institutional Class	280,540	499,622	18,942	45,614	11,135	1,569
Class R6	164	2,274	51	274	296	205
	1,810,129	4,040,791	411,723	673,286	4,527,852	1,869,994

Shares redeemed:
Class A	(624,219)	(2,298,036)	(282,298)	(1,364,201)	(3,060,027)	(11,589,622)
Institutional Class	(430,469)	(1,381,471)	(284,535)	(1,496,072)	(29,727)	(48,752)
Class R6	(122)	(11,818)	(908)	(4,319)	(1,655)	(49,418)
	(1,054,810)	(3,691,325)	(567,741)	(2,864,592)	(3,091,409)	(11,687,792)
Net increase (decrease)	755,319	349,466	(156,018)	(2,191,306)	1,436,443	(9,817,798)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on previous pages and on the “Statements of changes in net assets.” For the six months ended March 31, 2022 and the year ended September 30, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class	Class R6
	Shares	Shares	Shares	Value
Delaware Equity Income Fund
Year ended
9/30/21	58,398	57,973	—	$405,726

Delaware Growth and Income Fund
Six months ended
3/31/22	1,124	1,121	—	16,639
Year ended
9/30/21	26,269	26,225	—	354,306

Delaware Growth Equity Fund
Year ended
9/30/21	38,440	36,858	489	552,571

	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class	Class R6
	Shares	Shares	Shares	Value
Delaware Opportunity Fund
Year ended
9/30/21	15,046	14,200	179	$457,032

Delaware Global Equity Fund
Six months ended
3/31/22	1,324	1,262	—	9,454
Year ended
9/30/21	16,796	16,032	—	118,179

Delaware Covered Call Strategy Fund
Year ended
9/30/21	2,664	2,671	—	29,519

Delaware Hedged U.S. Equity Opportunities Fund
Year ended
9/30/21	2,822	2,777	—	32,901

Delaware Premium Income Fund
Year ended
9/30/21	8,332	8,323	—	81,653

Delaware Total Return Fund
Year ended
9/30/21	41,036	40,859	—	652,541

Delaware Equity Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund and Delaware Total Return Fund did not have any exchange transactions for the six months ended March 31, 2022.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of March 31, 2022, or at any time during the period then ended.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty.

During the six months ended March 31, 2022, Delaware Global Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date. Delaware Hedged U.S. Equity Opportunities Bond Fund, and Delaware Total Return Fund entered into foreign currency exchange contracts and foreign cross currency contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Delaware Total Return Fund also entered into foreign currency contracts and foreign cross currency contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Total Return Fund posted $47,234 cash collateral as margin for open futures contracts.

During the six months ended March 31, 2022, Delaware Hedged U.S. Equity Opportunities Bond Fund and Delaware Total Return Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Delaware Total Return Fund also invested in futures contracts as a cash management tool.

Options Contracts — During the six months ended March 31, 2022, the Funds entered into options contracts in the normal course of pursuing their investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2022, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Swap Contracts — Delaware Total Return Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by Delaware Total Return Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2022, Delaware Total Return Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended March 31, 2022, the Fund did not enter into any contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if Delaware Total Return Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2022, Delaware Total Return Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Delaware Total Return Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Delaware Total Return Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Delaware Total Return Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of March 31, 2022 were as follows:

	Delaware Hedged U.S. Equity Opportunities Fund
	Asset Derivatives Fair Value
Statement of Assets and	Currency	Equity
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$13,165	$—	$13,165
Options purchased*	—	714,635	714,635
Total	$13,165	$714,635	$727,800

*	Included with "Investments, at Value."

	Delaware Hedged U.S. Equity
	Opportunities Fund
	Liability Derivatives Fair Value
Statement of Assets and	Currency	Equity
Liabilities Location	Contracts	Contracts
Unrealized depreciation on foreign currency exchange contracts	$(21,296)	$—
Variation margin due to broker on futures contracts**	—	(556,514)
Options written, at value	—	(389,530)
Total	$(21,296)	$(946,044)

**

Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

	Delaware Total Return Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$455	$—	$455
Variation margin due from broker on futures contracts*	—	86,336	86,336
Total	$455	$86,336	$86,791

	Delaware Total Return Fund
	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(13,294)	$—	$(13,294)
Variation margin due to broker on futures contracts	—	(34,706)	(34,706)
Total	$(13,294)	$(34,706)	$(48,000)

The effect of derivative instruments on Delaware Hedged U.S. Equity Opportunities Fund's “Statement of operations” for the six months ended March 31, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$36,966	$—	$—	$—	$36,966
Equity contracts	—	305,757	(766,183)	352,163	(108,263)
Total	$36,966	$305,757	$(766,183)	$352,163	$(71,297)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$(40,987)	$—	$—	$—	$(40,987)
Equity contracts	—	(920,636)	(364,268)	230,003	(1,054,901)
Total	$(40,987)	$(920,636)	$(364,268)	$230,003	$(1,095,888)

The effect of derivative instruments on Delaware Total Return Fund's “Statement of operations” for the six months ended March 31, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$104,705	$—	$—	$104,705
Interest rate contracts	—	120,090	—	120,090
Credit contracts	—	—	(62)	(62)
Total	$104,705	$120,090	$(62)	$224,733

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(18,806)	$—	$—	$(18,806)
Interest rate contracts	—	14,813	—	14,813
Credit contracts	—	—	4,782	4,782
Total	$(18,806)	$14,813	$4,782	$789

During the six months ended March 31, 2022, Delaware Global Equity Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2022, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

The table below summarizes the daily average balance of derivative holdings by each Fund during the six months ended March 31, 2022:

	Long Derivative Volume
		Delaware
	Delaware	Hedged U.S. Equity	Delaware
	Global Equity Fund	Opportunities Fund	Total Return Fund
Foreign currency exchange contracts (average notional value)	$153,879	$209,731	$763,255
Futures contracts (average notional value)	—	—	165,564
Options contracts (average notional value)*	—	582,879	—
CDS contracts (average notional value)**	—	—	79,070

	Short Derivative Volume
		Delaware	Delaware
	Delaware	Covered Call Strategy	Hedged U.S. Equity
	Global Equity Fund	Fund	Opportunities Fund
Foreign currency exchange contracts (average notional value)	$356,765	$—	$2,253,600
Futures contracts (average notional value)	—	—	12,683,316
Options contracts (average notional value)*	—	3,620,387	314,148

	Short Derivative Volume
	Delaware	Delaware
	Premium Income Fund	Total Return Fund
Foreign currency exchange contracts (average notional value)	$—	$1,641,766
Futures contracts (average notional value)	—	2,450,971
Options contracts (average notional value)*	11,329,686	—

*	Long represents purchased options and short represents written options.
**	Long represents buying protection and short represents selling protection.

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2022, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Global Equity Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$1,918	$(907)	$1,011

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$(1,011)	$—	$—	$—	$—	$(1,011)

Delaware Hedged U.S. Equity Opportunities Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
BNYM	$19	$(2)	$17
DB	13,146	—	13,146
TD	—	(21,294)	(21,294)
Total	$13,165	$(21,296)	$(8,131)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Net Exposure(b)
BNYM	$17	$—	$—	$—	$—	$17
DB	13,146	—	—	—	—	13,146
TD	(21,294)	—	—	—	—	(21,294)
Total	$(8,131)	$—	$—	$—	$—	$(8,131)

Delaware Total Return Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$281	$(258)	$23
Citigroup	—	(1,333)	(1,333)
JPMorgan Chase Bank	174	(11,703)	(11,529)
	$455	$(13,294)	$(12,839)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$23	$—	$—	$—	$—	$23
Citigroup	(1,333)	—	—	—	—	(1,333)
JPMorgan Chase Bank	(11,529)	—	—	—	—	(11,529)
	$(12,839)	$—	$—	$—	$—	$(12,839)

(a)	The value of the related collateral exceeded the value of the derivatives as of September 30, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

8. Securities Lending

Each Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund's cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2022, the Funds had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Delaware Total Return Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware Total Return Fund invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Delaware Total Return Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

9. Credit and Market Risk (continued)

agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As Delaware Total Return Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Delaware Total Return Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Delaware Opportunity Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Total Return Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2022. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

This semiannual report is for the information of Delaware Group® Equity Funds IV Funds shareholders.

Board of directors/trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry
President
Drexel University

Joseph Harroz, Jr.
President
University of Oklahoma

Sandra A.J. Lawrence
Former Chief Administrative Officer
Children's Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor
Senior Vice President,
General Counsel, and Secretary
Delaware Funds by Macquarie

Daniel V. Geatens
Senior Vice President and Treasurer
Delaware Funds by Macquarie

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Global Equity Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund, and Delaware Total Return Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 7, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 7, 2022